Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	SIERRA WIRELESS INC
Entity Central Index Key	0001111863
Document Type	40-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	30,592,423
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 63,646	$ 101,375
Short-term investments (note 7)		9,347
Accounts receivable (note 8)	108,624	107,367
Inventories (note 9)	12,675	16,168
Deferred income taxes (note 16)	22,199	6,540
Prepaids and other (note 10)	24,252	20,674
Assets held for sale (note 6)	54,340
Total current assets	285,736	261,471
Property and equipment (note 11)	20,039	22,087
Intangible assets (note 12)	56,357	42,557
Goodwill (note 13)	97,961	89,961
Deferred income taxes (note 16)	3,880	6,205
Other assets	790	606
Total assets	464,763	422,887
Current liabilities
Accounts payable and accrued liabilities (note 14)	128,216	123,547
Deferred income taxes (note 16)		336
Deferred revenue and credits	1,312	1,721
Liabilities held for sale (note 6)	10,353
Total current liabilities	139,881	125,604
Long-term obligations (note 15)	26,526	25,143
Deferred income taxes (note 16)	300	236
Total liabilities	166,707	150,983
Shareholders' equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 30,592,423 shares (December 31, 2011 - 31,306,692 shares)	322,770	328,440
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares
Treasury stock: at cost; 716,313 shares (December 31, 2011 - 877,559 shares)	(5,172)	(6,141)
Additional paid-in capital	23,203	20,087
Deficit	(35,283)	(62,482)
Accumulated other comprehensive loss (note 17)	(7,462)	(8,000)
Total equity	298,056	271,904
Total liabilities and equity	464,763	422,887
Subsequent events (note 6 and note 23)
Commitments and contingencies (note 28)

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, issued shares	30,592,423	31,306,692
Common stock, outstanding shares	30,592,423	31,306,692
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	716,313	877,559

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 397,321	$ 333,175	$ 358,005
Cost of goods sold	272,047	231,435	236,599
Gross margin	125,274	101,740	121,406
Expenses
Sales and marketing	37,067	37,188	42,472
Research and development (note 18)	61,785	60,903	60,890
Administration	32,777	33,716	36,021
Acquisition costs (note 5)	3,182
Restructuring (note 19)	2,251	837	7,640
Integration (note 20)		1,426	5,110
Impairment of intangible asset (note 12)		11,214
Amortization	10,418	10,709	11,990
Total expenses	147,480	155,993	164,123
Loss from operations	(22,206)	(54,253)	(42,717)
Foreign exchange gain (loss)	3,326	(460)	(7,000)
Other income (expense) (note 21)	(196)	35	(241)
Loss before income taxes	(19,076)	(54,678)	(49,958)
Income tax recovery (note 16)	(14,874)	(3,968)	(14,985)
Net loss from continuing operations	(4,202)	(50,710)	(34,973)
Net earnings from discontinued operations (note 6)	31,401	21,338	20,174
Net earnings (loss)	27,199	(29,372)	(14,799)
Net loss attributable to non-controlling interest (note 25)		(57)	(258)
Net earnings (loss) attributable to the Company	$ 27,199	$ (29,315)	$ (14,541)
Basic and diluted net earnings (loss) per share attributable to the Company's common shareholders (in dollars) (note 22)
Continuing operations (in dollars per share)	$ (0.14)	$ (1.62)	$ (1.12)
Discontinued operations (in dollars per share)	$ 1.02	$ 0.68	$ 0.65
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 0.88	$ (0.94)	$ (0.47)
Weighted average number of shares outstanding (in thousands) (note 22)
Basic (in shares)	30,788	31,275	31,083
Diluted (in shares)	30,788	31,275	31,083

CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS)
Net earnings (loss)	$ 27,199	$ (29,372)	$ (14,799)
Other comprehensive income (loss), net of taxes:
Release of foreign currency translation relating to acquisition of non-controlling interest, net of taxes of $nil		42	32
Foreign currency translation adjustments, net of taxes of $nil	538	(2,571)	(5,466)
Total comprehensive earnings (loss)	27,737	(31,901)	(20,233)
Comprehensive loss attributable to non-controlling interest:
Net loss		(57)	(258)
Foreign currency translation adjustments, net of taxes of $nil		(49)	228
Comprehensive earnings (loss) attributable to the Company	$ 27,737	$ (31,795)	$ (20,203)

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Treasury Shares	Additional paid-in capital	Deficit	Accumulated other comprehensive income (loss)	Non-controlling interest (deficit)
Balance at Dec. 31, 2009	$ 316,596	$ 326,043	$ (6,442)	$ 13,133	$ (18,626)	$ (37)	$ 2,525
Balance (in shares) at Dec. 31, 2009		31,048,907	1,086,652
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,553)			(229)		32	(1,356)
Stock option tax benefit for U.S. employees	151			151
Stock option exercises (note 24)	1,074	1,625		(551)
Stock option exercises (note 24) (in shares)		173,879
Stock-based compensation (note 24)	6,956			6,956
Distribution of vested RSUs				(2,534)
Distribution of vested RSUs			2,534
Distribution of vested RSUs (in shares)			(443,610)
Net earnings (loss)	(14,799)				(14,541)		(258)
Foreign currency translation adjustments, net of tax	(5,238)					(5,466)	228
Balance at Dec. 31, 2010	303,187	327,668	(3,908)	16,926	(33,167)	(5,471)	1,139
Balance (in shares) at Dec. 31, 2010		31,222,786	643,042
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,787)			(796)		42	(1,033)
Stock option exercises (note 24)	519	772		(253)
Stock option exercises (note 24) (in shares)		83,906
Stock-based compensation (note 24)	6,449			6,449
Purchase of treasury shares for RSU distribution	(4,472)		(4,472)
Purchase of treasury shares for RSU distribution (in shares)			613,638
Distribution of vested RSUs				(2,239)
Distribution of vested RSUs			2,239
Distribution of vested RSUs (in shares)			(379,121)
Net earnings (loss)	(29,372)				(29,315)		(57)
Foreign currency translation adjustments, net of tax	(2,620)					(2,571)	(49)
Balance at Dec. 31, 2011	271,904	328,440	(6,141)	20,087	(62,482)	(8,000)
Balance (in shares) at Dec. 31, 2011	31,306,692	31,306,692	877,559
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 23)	(6,312)	(6,312)
Common share cancellation (note 23) (in shares)		(800,000)
Stock option tax benefit for U.S. employees	71			71
Stock option exercises (note 24)	436	637		(201)
Stock option exercises (note 24) (in shares)		85,051
Stock-based compensation (note 24)	6,713			6,713
Purchase of treasury shares for RSU distribution	(2,489)		(2,489)
Purchase of treasury shares for RSU distribution (in shares)			336,638
Distribution of vested RSUs		5
Distribution of vested RSUs (in shares)		680
Distribution of vested RSUs	(4)			(3,467)
Distribution of vested RSUs			3,458
Distribution of vested RSUs (in shares)			(497,884)
Net earnings (loss)	27,199				27,199
Foreign currency translation adjustments, net of tax	538					538
Balance at Dec. 31, 2012	$ 298,056	$ 322,770	$ (5,172)	$ 23,203	$ (35,283)	$ (7,462)
Balance (in shares) at Dec. 31, 2012	30,592,423	30,592,423	716,313

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net earnings (loss)	$ 27,199	$ (29,372)	$ (14,799)
Taxes paid related to net settlement of equity awards	(4)
Items not requiring (providing) cash
Amortization	28,590	32,386	34,990
Stock-based compensation (note 24(a))	6,713	6,449	6,956
Non-cash restructuring and other			(859)
Tax benefit on stock option deduction	71		151
Deferred income taxes	(13,606)	(2,903)	(3,374)
Loss (gain) on disposal of property, equipment, and intangibles	107	40	(95)
Impairment of intangible assets		11,214
Changes in non-cash working capital
Accounts receivable	(616)	9,067	(35,671)
Inventories	(4,019)	5,664	(11,399)
Prepaid expenses and other	(14,543)	4,248	7,104
Accounts payable and accrued liabilities	10,997	(13,783)	12,116
Deferred revenue and credits	(422)	733	480
Cash flows provided (used) by operating activities	40,467	23,743	(4,400)
Investing activities
Acquisition of M2M business of Sagemcom (note 5)	(55,218)
Purchase of Wavecom S.A. shares		(1,787)	(1,553)
Additions to property and equipment	(15,845)	(14,268)	(12,580)
Proceeds from sale of property, equipment, and intangibles	139	31	99
Increase in intangible assets	(2,607)	(3,740)	(3,976)
Net change in short-term investments	9,347	17,058	489
Cash flows used by investing activities	(64,184)	(2,706)	(17,521)
Financing activities
Issuance of common shares, net of share issue costs	436	519	1,074
Repurchase of common shares for cancellation	(6,312)
Purchase of treasury shares for RSU distribution	(2,489)	(4,472)
Decrease in other long-term obligations	(1,000)	(905)	(2,615)
Cash flows used by financing activities	(9,365)	(4,858)	(1,541)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,647)	(247)	1,414
Cash and cash equivalents, increase (decrease) in the year	(37,729)	15,932	(22,048)
Cash and cash equivalents, beginning of year	101,375	85,443	107,491
Cash and cash equivalents, end of year	63,646	101,375	85,443
Supplemental disclosures:
Net income taxes paid (received)	2,022	(1,926)	1,112
Net interest paid	88	32	173
Non-cash purchase of property and equipment (funded by obligation under capital lease)	$ 335	$ 148	$ 227

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.                                      NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, the “company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993.  We are a global leader in the development of wireless technologies and solutions. We focus on wireless devices and applications, offering a comprehensive portfolio of products and services that reduce complexity for our customers. With sales, engineering, and research and development teams located in offices around the world, we provide leading edge wireless solutions for the machine-to-machine (“M2M”) and mobile computing markets. We develop and market a range of products that include wireless modems for mobile computers, embedded modules and software for original equipment manufacturers (“OEMs”), intelligent wireless gateway solutions for industrial, commercial and public safety applications, and an innovative platform for delivering device management and end-to-end application services. We also offer professional services to OEM customers during their product development and launch process, leveraging our expertise in wireless design, software, integration and certification to provide built-in wireless connectivity for mobile computing devices and M2M solutions. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world.

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

Mobile Computing	—	includes AirCard mobile broadband devices and AirPrime wireless embedded modules for PC OEM customers

Machine-to-Machine	—

includes AirPrime embedded wireless modules (excluding embedded module sales to PC OEMs), AirLink Intelligent Gateways, and AirVantage M2M Cloud. Effective August 1, 2012, also includes rugged terminals for railway applications (note 5)

The primary markets for our products are North America, Europe and Asia Pacific.

On January 28, 2013, we announced a definitive agreement for the sale of substantially all of the assets and operations related to our AirCard business. The transaction is expected to close in early April 2013, subject to customary closing conditions.  In accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”), assets and liabilities associated with the sale have been recorded as “held for sale” in our consolidated balance sheet as at December 31, 2012 and the results of operations of the AirCard business as discontinued operations in our consolidated statements of operations for each of the years in the three-year period ended December 31, 2012 (note 6).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Our consolidated financial statements are prepared in accordance with U.S. GAAP.

(a)                     Basis of consolidation

Our consolidated financial statements include the accounts of the company and its wholly-owned subsidiaries from their respective dates of acquisition of control.  All inter-company transactions and balances have been eliminated on consolidation.  The ownership of the other non-controlling interest holders of consolidated subsidiaries is reflected as non-controlling interest and is not significant.

(b)                 Use of estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year.  On an ongoing basis, management reviews its estimates, including those related to inventory obsolescence, estimated useful lives of assets, valuation of intangible assets, goodwill, royalty and warranty accruals, lease provisions, other liabilities, stock-based compensation,  bad debt and doubtful accounts, income taxes, restructuring costs, and commitment and contingencies, based on currently available information.  Actual amounts could differ from estimates.

(c)                      Translation of foreign currencies

Our functional or primary operating currency is the U.S. dollar.

Revenue and expense items denominated in foreign currencies are translated at exchange rates prevailing during the period.  Monetary assets and liabilities denominated in foreign currencies are translated at the period-end exchange rates.  Non-monetary assets and liabilities are translated at exchange rates in effect when the assets are acquired or the obligations are incurred.  Foreign exchange gains and losses are reflected in net earnings (loss) for the period.

We have foreign subsidiaries that are considered to be self-contained and integrated within their foreign jurisdiction, and accordingly, use the Euro dollar as their functional currency.  The assets and liabilities of the foreign subsidiaries, including goodwill and fair value adjustments arising on acquisition, are translated at exchange rates at the balance sheet dates, equity is translated at historical rates, and revenue and expenses are translated at exchange rates prevailing during the period.  The foreign exchange gains and losses arising from the translation are reported as a component of other comprehensive income (loss), as presented in note 17, Accumulated Other Comprehensive loss.

(d)                     Cash and cash equivalents

Cash and cash equivalents include cash and short-term deposits with original maturities of less than three months.  Short-term deposits are valued at amortized cost.  The carrying amounts approximate fair value due to the short-term maturities of these instruments.

(e)                      Short-term investments

Short-term investments, categorized as available-for-sale, are carried at fair value. Unrealized holding gains (losses) related to available-for-sale investments, after deducting amounts allocable to income taxes, are recorded as a component of accumulated other comprehensive income (loss). These gains (losses) are removed from comprehensive income (loss) when the investments mature or are sold on an item-by-item basis.

We regularly evaluate the realizable value of short-term investments, and if circumstances indicate that a decline in value is other-than-temporary, we recognize an impairment charge. To determine whether to recognize an impairment charge, we consider various factors, such as the significance of the decline in value, the length of time the investment has been below market value, changes that would impact the financial condition of the investee, and the likelihood that the investment will recover its value before it matures or is disposed of.

(f)                       Allowance for doubtful accounts receivable

We maintain an allowance for our accounts receivable for estimated losses that may result from our customers’ inability to pay.  We determine the amount of the allowance by analyzing known uncollectible accounts, aged receivables, economic conditions, historical losses, insured amounts, if any, and changes in customer payment cycles and credit-worthiness.  Amounts later determined and specifically identified to be uncollectible are charged against this allowance.

If the financial condition of any of our customers deteriorates resulting in an impairment of their ability to make payments, we may increase our allowance.

(g)                      Inventories

Inventories consist of electronic components and finished goods and are valued at the lower of cost or estimable realizable value, determined on a first-in-first-out basis.  Cost is defined as all costs that relate to bringing the inventory to its present condition and location under normal operating conditions.

We review the components of our inventory and our inventory purchase commitments on a regular basis for excess and obsolete inventory based on estimated future usage and sales.  Write-downs in inventory value or losses on inventory purchase commitments depend on various items, including factors related to customer demand, economic and competitive conditions, technological advances and new product introductions that vary from current expectations.  We believe that the estimates used in calculating the inventory provision are reasonable and properly reflect the risk of excess and obsolete inventory.  If customer demands for our inventory are substantially less than our estimates, additional inventory write-downs may be required.

(h)                 Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. We amortize our property and equipment on a straight-line basis over the following estimated economic lives:

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	3-5 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years

Research and development equipment related amortization is included in research and development expense.  Tooling and production equipment related amortization is included in cost of goods sold.  All other amortization is included in amortization expense.

Leasehold improvements and leased vehicles are amortized on a straight-line basis over the lesser of their expected average service life or term of the initial lease.

When we sell property and equipment, we net the historical cost less accumulated depreciation and amortization against the sale proceeds and include the difference in Other income (expense).

(i)                         Intangible assets

The estimated useful life of intangible assets with definite life is the period over which the assets are expected to contribute to our future cash flows.  When determining the useful life, we consider the expected use of the asset, useful life of a related intangible asset, any legal, regulatory or contractual provisions that limit the useful life,  any legal, regulatory, or contractual renewal or extension provisions without substantial costs or modifications to the existing terms and conditions, the effects of obsolescence, demand, competition and other economic factors,  and the expected level of maintenance expenditures relative to the cost of the asset required to obtain future cash flows from the asset.

We amortize our intangible assets on a straight-line basis over the following specific periods:

Patents and trademarks	—	3-5 years

License fees	—	over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years

Intellectual property, customer relationships and databases	—	3-13 years

In-process research and development	—	over the estimated life

Non-compete covenants	—	over the term of the agreement

Amortization related to intangible assets is included in research and development expense.

In-process research and development (“IPRD”) are intangible assets acquired as part of business combinations.  IPRD are intangible assets with indefinite life prior to their completion.  They are not amortized and are subject to impairment test on an annual basis.

(j)                        Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Prior to January 1, 2011, goodwill was allocated as of the date of the business combination to the reporting units that are expected to benefit from the synergies of the business combination.  We implemented a new organization structure during the fourth quarter of 2010 and effective January 1, 2011, we have three reporting units for the purpose of goodwill determination.  Goodwill has been allocated to the reporting units affected using a relative fair value allocation approach as at January 1, 2011.

Goodwill has an indefinite life, is not amortized, and is subject to a two-step impairment test on an annual basis. The first step compares the fair value of the reporting unit to its carrying amount, which includes the goodwill. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. If the carrying amount exceeds the implied fair value of the goodwill, the second step measures the amount of the impairment loss.  If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess.

(k)                     Impairment of long-lived assets

Long-lived assets, including property and equipment, and intangible assets other than goodwill, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Intangible assets with indefinite lives are tested annually for impairment and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

(l)                     Research and Development costs

Research and development costs are expensed as they are incurred.  Certain software development costs for costs associated with the development of computer software to be sold, leased or marketed are capitalized once technological feasibility is reached.

We follow the cost reduction method of accounting for government research and development funding, whereby the benefit of the funding is recognized as a reduction in the cost of the related expenditure when certain criteria stipulated under the terms of those funding agreements have been met, and there is reasonable assurance the research and development funding will be received. Certain research and development funding is repayable on the occurrence of specified future events. We recognize the liability to repay research and development funding in the period in which conditions arise that will cause research and development funding to be repayable.

(m)                 Warranty costs

Warranty costs are accrued upon the recognition of related revenue, based on our best estimates, with reference to past and expected future experience.  Warranty obligations are included in accounts payable and accrued liabilities in our consolidated balance sheet.

(n)                     Royalty costs

We have intellectual property license agreements which generally require us to make royalty payments based on a percentage of the revenue generated by sales of products incorporating the licensed technology.  We recognize royalty obligations in accordance with the terms of the respective royalty agreements.  Royalty costs are recorded as a component of cost of revenues in the period when incurred.

(o)                     Market development costs

Market development costs are charged to sales and marketing expense to the extent that the benefit is separable from the revenue transaction and the fair value of that benefit is determinable.  To the extent that such allowances either do not provide a separable benefit, or the fair value of the benefit cannot be reliably estimated, such amounts are recorded as a reduction of revenue.

(p)                 Revenue recognition

Revenue from sales of products and services is recognized upon the later of transfer of title or upon shipment of the product to the customer or rendering of the service, so long as persuasive evidence of an arrangement exists, delivery has occurred, price is fixed or determinable, and collection is reasonably assured.

Cash received in advance of the revenue recognition criteria being met is recorded as deferred revenue.

Revenues from contracts with multiple-element arrangements are recognized as each element is earned based on the relative fair value of each element and only when there are no undelivered elements that are essential to the functionality of the delivered elements.

Revenue from licensed software is recognized at the inception of the license term.  Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period such items are delivered or services are provided. Technical support contracts extending beyond the current period are recorded as deferred revenue.

Funding from certain research and development agreements is recognized as revenue when certain criteria stipulated under the terms of those funding agreements have been met, and when there is reasonable assurance the funding will be received. Certain research and development funding will be repayable on the occurrence of specified future events. We recognize the liability to repay research and development funding in the period in which conditions arise that would cause research and development funding to be repayable.

(q)                 Stock-based compensation and other stock-based payments

Stock options and restricted share units granted to the company’s key officers, directors and employees are accounted for using the fair value-based method.  Under this method, compensation cost for stock options is measured at fair value at the date of grant using the Black-Scholes valuation model, and is expensed over the award’s vesting period using the straight-line method.  Any consideration paid by plan participants on the exercise of stock options or the purchase of shares is credited to Common stock together with any related stock-based compensation expense.  Compensation cost for restricted share units is measured at fair value at the date of grant which is the market price of the underlying security, and is expensed over the award’s vesting period using the straight-line method.  Stock-based compensation is described further in note 24.

(r)                    Income taxes

Income taxes are accounted for using the asset and liability method.  Future income tax assets and liabilities are based on temporary differences (differences between the accounting basis and the tax basis of the assets and liabilities) and non-capital loss carry-forwards and are measured using the enacted tax rates and laws expected to apply when these differences reverse.  Future tax benefits, including non-capital loss carry-forwards, are recognized to the extent that realization of such benefits is considered more likely than not.  The effect on future tax assets and liabilities of a change in tax rates is recognized in earnings in the period that enactment occurs.

We include interest and penalties related to income taxes, including unrecognized tax benefits, in income tax expense (recovery).

Liabilities for uncertain tax positions are recorded based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. We regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provision, income taxes payable and deferred taxes in the period in which the facts that give rise to a revision become known.

We recognize the windfall tax benefits associated with the exercise of stock options by U.S. employees to additional paid-in capital (“APIC”) when realized. This tax benefit is not recognized until the deduction reduces U.S. taxes payable and all U.S. loss carryforwards have been utilized.

(s)                       Derivatives

Derivatives, such as foreign currency forward and option contracts, are occasionally used to hedge the foreign exchange risk on cash flows from commitments denominated in a foreign currency.  Derivatives that are not designated as hedging instruments are measured at fair value at each balance sheet date and any resulting gains and losses from changes in the fair value are recorded in other income (expense).  Gains and losses from the effective portion of foreign currency forward and option contracts that are designated as cash flow hedges are recorded in other comprehensive income (loss).  As at December 31, 2012 and 2011, we had no material derivative contracts in place.

(t)                    Earnings (loss) per common share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to the company for the period by the weighted average number of company common shares outstanding during the reporting period.  Diluted earnings (loss) per share is computed using the treasury stock method.  When the effect of options and other securities convertible into common shares is anti-dilutive, including when the company has incurred a loss for the period, basic and diluted loss per share are the same.

Under the treasury stock method, the number of dilutive shares, if any, is determined by dividing the average market price of shares for the period into the net proceeds of in-the-money options.

(u)                     Comprehensive income (loss)

Comprehensive income (loss) includes net earnings (loss) as well as changes in equity from other non-owner sources. The other changes in equity included in comprehensive income (loss) are comprised of foreign currency cumulative translation adjustments and unrealized gains or losses on available-for-sale investments. The reclassification adjustment for other-than-temporary losses on marketable securities included in net earnings (loss) results from the recognition of the unrealized losses in the statements of operations when they are no longer viewed as temporary. Comprehensive income (loss) is presented in the consolidated statements of shareholders’ equity.

(v)                     Investment tax credits

Investment tax credits are accounted for using the flow-through method whereby such credits are accounted for as a reduction of income tax expense in the period in which the credit arises.

(w)                   Comparative figures

Certain figures presented in the consolidated financial statements have been reclassified to conform to the presentation adopted for the current year.

RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

3.                                      RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income — Presentation.  This guidance increases the prominence of other comprehensive income by requiring comprehensive income to be reported in either a single statement or two consecutive statements.  This eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity.  The amendments do not change what items are reported in other comprehensive income.  This ASU is effective on a retrospective basis for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011.  This guidance did not have a material impact on our consolidated financial statements.

CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
CHANGES IN FUTURE ACCOUNTING STANDARDS
CHANGES IN FUTURE ACCOUNTING STANDARDS

4.                                      CHANGES IN FUTURE ACCOUNTING STANDARDS

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard).  The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment by providing entities with an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary.  The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption of this guidance is permitted.

ACQUISITION OF M2M BUSINESS OF SAGEMCOM	12 Months Ended
Dec. 31, 2012
ACQUISITION OF M2M BUSINESS OF SAGEMCOM
ACQUISITION OF M2M BUSINESS OF SAGEMCOM

5.                                      ACQUISITION OF M2M BUSINESS OF SAGEMCOM

On August 1, 2012, we completed the acquisition of the M2M business of Sagemcom.  Sagemcom, based in France, is a leading technology company active in broadband, telecom, energy, and document management.  Its M2M business includes 2G and 3G wireless modules, as well as industry-leading rugged terminals for railway applications.  The acquisition extends our leadership position in the growing M2M market and offers a significantly enhanced market position for us in key segments, including payment, transportation, and railways, as well as new geographical expansion into Brazil.

The acquisition included substantially all of the assets of the M2M business of Sagemcom for cash consideration of €44.9 million ($55.2 million) plus assumed liabilities of €3.9 million ($4.8 million).

Sagemcom’s results of operations and estimated fair value of assets acquired and liabilities assumed are included in our consolidated financial statements from the date of acquisition.

We accounted for the transaction using the acquisition method and accordingly, the consideration has been allocated to the tangible and intangible assets acquired and liabilities assumed on the basis of their respective estimated fair values, as at August 1, 2012.  The excess of the purchase price over the preliminary value assigned to the net assets acquired was recorded as goodwill.

The following table summarizes the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

	€	$
Assets acquired
Inventory	786	967
Machinery and equipment	1,454	1,788
Identifiable intangible assets	21,272	26,160
Goodwill	25,295	31,107
	48,807	60,022
Liabilities assumed
Accrued liabilities	2,439	2,999
Long-term obligations	1,468	1,805
Fair value of net assets acquired	44,900	55,218

The goodwill of €25.3 million ($31.1 million) resulting from the acquisition consists largely of the expectation that the acquisition will extend our leadership position in the growing M2M market and offer us a significantly enhanced market position.  Goodwill was assigned to the M2M segment and it is not deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life (in years)	€	$
Patents	8	5,259	6,468
Customer relationships	8-13	13,887	17,078
Backlog	1-2	1,382	1,699
In-process research and development	5	744	915
		21,272	26,160

The amounts of revenue and net earnings of Sagemcom’s M2M business included in our consolidated statements of operations from the acquisition date, through the period ended December 31, 2012, was as follows:

August 1, 2012 to December 31, 2012
Revenue	$20,133
Net earnings	1,358

The following table presents the unaudited pro forma results for the years ended 2012 and 2011.  The pro forma financial information combines the results of operations of Sierra Wireless, Inc. and the M2M business of Sagemcom as though the businesses had been combined as of the beginning of fiscal 2011.  The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2011.  The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, and related tax effects, based on the values assigned in purchase price allocation.

	2012	2011
Pro Forma information
Revenue	$423,653	$385,049
Loss from operations	(21,462)	(48,406)
Net loss	(3,458)	(44,806)

Basic loss per share (in dollars)	$(0.11)	$(1.43)
Diluted loss per share (in dollars)	$(0.11)	$(1.43)

DISPOSITION OF AIRCARD BUSINESS	12 Months Ended
Dec. 31, 2012
DISPOSITION OF AIRCARD BUSINESS
DISPOSITION OF AIRCARD BUSINESS

6.                                      DISPOSITION OF AIRCARD BUSINESS

On January 28, 2013, we announced a definitive asset sale agreement for the sale of our AirCard business to Netgear, Inc. (“Netgear”) for $138 million in cash plus assumed liabilities.  We expect to realize net cash proceeds of approximately $100 million from the divesture, after related taxes, expenses and retention for the purposes of indemnification. Approximately 160 employees, primarily in sales, marketing and research and development, will be transferred to Netgear, as well as certain facilities in Carlsbad, California and Richmond, British Columbia. The transaction is expected to close in early April 2013, subject to customary closing conditions.

Assets and liabilities held for sale as at December 31, 2012 were as follows:

2012
Inventories	$8,731
Prepaids	10,847
Property and equipment	7,489
Intangible assets	1,317
Goodwill	25,956
Assets held for sale	$54,340

Inventory commitment reserve	$2,282
Product warranties	1,589
Marketing development funds	5,742
Other	740
Liabilities held for sale	$10,353

The results related to the AirCard business have been presented as discontinued operations in the statement of earnings for the three years ended December 31, 2012 and were as follows:

	2012	2011	2010
Revenue	$246,845	$245,010	$292,336
Cost of goods sold	177,147	183,300	223,377
Gross margin	$69,698	$61,710	$68,959
Gross margin %	28.2%	25.2%	23.6%
Expenses	36,653	37,369	36,608
Earnings from operations	33,045	24,341	32,351
Net earnings from discontinued operations	$31,401	$21,338	$20,174

We had two significant customers related to discontinued operations during the year ended December 31, 2012 that each accounted for more than 10% of our aggregated revenue from continuing and discontinued operations, comprising sales of $88,689 and $73,091 (year ended December 31, 2011 - three significant customers comprising sales of $77,216, $68,361 and $66,001; year ended December 31, 2010 - two significant customers comprising sales of $105,469 and $65,691).

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7.                                      SHORT-TERM INVESTMENTS

Short-term investments, all of which are classified as available-for-sale, are comprised of government treasury bills and securities.   As at December 31, 2012, we had no outstanding short-term investments.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

8.                                      ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2012	2011
Trade receivables	$96,779	$101,130
Less: allowance for doubtful accounts	(2,435)	(3,642)
	94,344	97,488
Sales taxes receivable	2,594	1,825
Other receivables	11,686	8,054
	$108,624	$107,367

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2012	2011
Balance, beginning of year	$3,642	$4,606
Bad debt expense	386	(83)
Write-offs and settlements	(1,608)	(827)
Foreign exchange	15	(54)
	$2,435	$3,642

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES	9. INVENTORIES The components of inventories at December 31 were as follows:
	2012	2011

Electronic components	$7,206	$4,826
Finished goods	5,469	11,342
	$12,675	$16,168

PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2012
PREPAIDS AND OTHER
PREPAIDS AND OTHER

10.                               PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2012	2011
Inventory advances	$17,613	$16,486
Insurance and licenses	2,374	2,024
Other	4,265	2,164
	$24,252	$20,674

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

11.                               PROPERTY AND EQUIPMENT

The components of property and equipment at December 31 were as follows:

	2012
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,557	$3,755	$802
Research and development equipment	21,875	16,504	5,371
Tooling	25,000	17,577	7,423
Computer equipment	7,614	6,048	1,566
Software	9,358	7,863	1,495
Leasehold improvements	4,973	3,070	1,903
Leased vehicles	1,206	587	619
Office equipment	3,144	2,284	860
	$77,727	$57,688	$20,039

	2011
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,799	$3,856	$943
Research and development equipment	37,106	29,204	7,902
Tooling	44,149	37,298	6,851
Computer equipment	8,390	6,764	1,626
Software	9,352	7,338	2,014
Leasehold improvements	5,141	3,955	1,186
Leased vehicles	1,126	546	580
Office equipment	3,076	2,091	985
	$113,139	$91,052	$22,087

Amortization expense relating to property and equipment, including those related to discontinued operations, was $12,583, $14,528, and $17,638 for the years ended December 31, 2012, 2011, and 2010, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

12.                               INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2012
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,466	$5,317	$10,149
Licenses	61,660	42,134	19,526
Intellectual property	7,006	6,995	11
Customer relationships	45,065	23,474	21,591
Backlog	1,823	538	1,285
Non-compete	2,827	2,827	—
In-process research and development	6,524	2,729	3,795
	$140,371	$84,014	$56,357

	2011
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$10,822	$5,368	$5,454
Licenses	58,842	33,325	25,517
Intellectual property	6,856	6,614	242
Customer relationships	26,565	18,499	8,066
Non-compete	2,764	2,764	—
In-process research and development	5,419	2,141	3,278
	$111,268	$68,711	$42,557

Estimated annual amortization expense for the future 5 years ended December 31 were as follows:

2013	$16,348
2014	10,700
2015	5,355
2016	4,048
2017	3,758

During the fourth quarter of 2011, we recorded an impairment charge of $11,214, primarily related to a software development program we decided not to complete.  This asset was acquired through the acquisition of Wavecom.   We did not record an impairment charge for the years ended December 31, 2012 and 2010.

Amortization expense relating to intangible assets, including those related to discontinued operations, was $16,007, $17,858, and $17,352 for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, a net carrying amount of $1,260 included in intangible assets was not subject to amortization.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

13.                               GOODWILL

We assessed the realizability of goodwill during the fourth quarter of 2012 and determined that the fair value of each reporting unit exceeded its carrying value.  Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.  There was no impairment of goodwill during the years ended December 31, 2012, 2011 and 2010.

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2012	2011
Balance at beginning of year	$89,961	$90,953
Goodwill acquired during year (note 5)	31,107	—
Goodwill allocated to discontinued operations (note 6)	(25,956)	—
Foreign currency translation adjustments	2,849	(992)
	$97,961	$89,961

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14.                               ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 were as follows:

	2012	2011
Trade payables	$64,351	$62,260
Inventory commitment reserve	1,465	3,443
Accrued royalties	22,450	15,053
Accrued payroll and related liabilities	11,461	9,770
Taxes payable (including sales taxes)	9,181	9,849
Product warranties	4,169	4,537
Marketing development funds	38	5,323
Other	15,101	13,312
	$128,216	$123,547

LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2012
LONG-TERM OBLIGATIONS
LONG-TERM OBLIGATIONS

15.                              LONG-TERM OBLIGATIONS

The components of long-term obligations at December 31 were as follows:

	2012	2011
Accrued royalties	$23,566	$18,442
Marketing development funds	—	4,668
Other	2,960	2,033
	$26,526	$25,143

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

16.                               INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	2012	2011	2010
Continuing operations:
Canadian	$24,802	$(22,099)	$(10,799)
Foreign	(43,878)	(32,579)	(39,159)
	(19,076)	(54,678)	(49,958)
Discontinued operations:
Canadian	15,617	5,898	6,456
Foreign	17,428	18,443	25,895
	33,045	24,341	32,351
Earnings (loss) before income taxes	$13,969	$(30,337)	$(17,607)

The income tax expense (recovery) consists of:

	2012	2011	2010
Canadian:
Current	$(106)	$123	$—
Deferred	(14,268)	1,981	(71)
	(14,374)	2,104	(71)
Foreign:
Current	219	1,815	379
Deferred	925	(4,884)	(3,116)
	1,144	(3,069)	(2,737)
Total:
Current	113	1,938	379
Deferred	(13,343)	(2,903)	(3,187)
	$(13,230)	$(965)	$(2,808)
Classification:
Income tax (recovery) — continuing operations	(14,874)	(3,968)	(14,985)
Income tax expense — discontinued operations	1,644	3,003	12,177
	$(13,230)	$(965)	$(2,808)

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2012	2011	2010
Income tax expense (recovery) at Canadian statutory income tax rates	$3,499	$(8,023)	$(6,288)
Increase (decrease) in income taxes for:
Permanent and other differences	(5,279)	6,335	3,178
Change in statutory/foreign tax rates	(2,762)	(1,973)	(1,470)
Change in valuation allowance	(10,358)	1,805	(9,223)
Stock-based compensation expense	1,603	891	1,125
Adjustment to prior years	67	—	6,347
Foreign exchange gain adjustment	—	—	3,523
Income tax expense (recovery)	$(13,230)	$(965)	$(2,808)

Future tax assets and liabilities

The tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities were as follows at December 31:

	2012	2011
Future income tax assets
Property and equipment	$4,165	$3,032
Non capital loss carry-forwards	70,824	64,980
Capital loss carry-forwards	2,655	2,607
Scientific research and development expenses and credits	36,961	38,640
Reserves and other	8,974	11,075
	123,579	120,334
Future income tax liabilities
Acquired intangibles	2,920	9,893
	120,659	110,441
Valuation allowance	94,880	98,268
	$25,779	$12,173

	2012	2011
Classification:
Assets
Current	$22,199	$6,540
Non-current	3,880	6,205
Liabilities
Current	—	(336)
Non-current	(300)	(236)
	$25,779	$12,173

At December 31, 2012, we have provided for a valuation allowance on our future tax assets of $94,880 (2011 - $98,268).

At December 31, 2012, we have Canadian allowable capital loss carry-forwards of $11,323 that are available, indefinitely, to be deducted against future Canadian taxable capital gains.  In addition, we have $20,207 in scientific research and development expenditures available to be deducted against future Canadian taxable income that may be carried forward indefinitely and investment tax credits of $22,656 and $10,385 available to offset future Canadian federal and provincial income taxes payable, respectively.  The investment tax credits expire between 2013 and 2032.  At December 31, 2012, our U.S. subsidiary has $2,015 and $6,396 of federal and California research & development tax credits carried forward which expire between 2029 and 2031.  The amounts are prior to the estimated utilization from the sale of AirCard business described below.

At December 31, 2012, net operating loss carry-forwards for our foreign subsidiaries were $18,479 for U.S. income tax purposes that expire between 2020 and 2032, $139 for Hong Kong income tax purposes, $44 for Brazil income tax purposes, $233 for Korea income tax purposes, $345 for Luxembourg income tax purposes, $73 for German income tax purposes, and $180,576 for French income tax purposes.  Our foreign subsidiaries may be limited in their ability to use foreign net operating losses in any single year depending on their ability to generate significant taxable income.  In addition, the utilization of these net operating losses is also subject to ownership change limitations provided by U.S. federal and specific state income tax legislation.  The amount of French net operating losses deducted each year is limited to €1,000 plus 50% of French taxable income in excess of €1,000. Our French net operating losses carry-forward is subject to the “continuity of business” requirement.  Our French subsidiaries also have research tax credit carried forward of $7,298 as at December 31, 2012.  The French research tax credit may be used to offset against corporate income tax and if any credit is not fully utilized within a three year period following the year the research tax credit is earned, it may be refunded by the French tax authorities.  Tax loss and research tax credit carry-forwards are denominated in the currency of the countries in which the respective subsidiaries are located and operate.  Fluctuations in currency exchange rates could reduce the U.S. dollar equivalent value of these tax loss and research tax credit carry forwards in future years.

In assessing the realizability of our future tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will not be realized.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible.  Management considers projected future taxable income and tax planning strategies in making our assessment.

On closing of the sale of the AirCard assets to Netgear (note 6), we expect to utilize approximately $17,600 of Canadian scientific research and development expenditures, approximately $4,000 of Canadian allowable capital loss, approximately $4,800 of Canadian Federal and Provincial investment tax credits, approximately $8,000 of U.S. net operating loss, and approximately $2,000 of U.S. Federal and California research & development tax credit. The estimated utilization is subject to change due to a number of variables, including the determination of final closing costs and purchase price adjustments.

No provision for taxes have been provided on foreign earnings, as it is the company’s intention to indefinitely reinvest undistributed earnings of its foreign subsidiaries. It is not practical to estimate the income tax liability that might be incurred if there is a change in management’s intention in the event that a remittance of such earnings occurs in the future.

Accounting for uncertainty in income taxes

At December 31, 2012, we had gross unrecognized tax benefits of $8,227 (2011 — $9,464).  Of this total, $5,349 (2011 - $6,815) represents the amount of unrecognized tax benefits that, if recognized, would favorably impact our effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2012	2011
Unrecognized tax benefits, beginning of year	$9,464	$8,754
Increases (decreases) — tax positions taken in prior periods	55	1,508
Increases — tax positions taken in current period	(238)	—
Settlements and lapse of statute of limitations	(1,054)	(798)
Unrecognized tax benefits, end of year	$8,227	$9,464

We recognize interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of operations.  At December 31, 2012, we had accrued $1,488 (2011 - $1,642) for interest and penalties.

In the normal course of business, we are subject to audit by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions.  Tax years ranging from 2004 to 2012 remain subject to examination in Canada, the United States, the United Kingdom, France, Germany, Australia, China, Hong Kong, Brazil, South Africa, Japan, Korea, and Luxembourg.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

17.                               ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2012	2011
Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(6,912)	(7,450)
	$(7,462)	$(8,000)

RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

18.                               RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2012	2011	2010
Gross research and development	$64,346	$63,424	$63,020
Government tax credits	(2,561)	(2,521)	(2,130)
	$61,785	$60,903	$60,890

RESTRUCTURING	12 Months Ended
Dec. 31, 2012
RESTRUCTURING
RESTRUCTURING

19.                               RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2012
	Workforce Reduction	Facilities	Total
Balance, beginning of year	$625	$562	$1,187
Expensed in year	2,167	84	2,251
Disbursements	(2,340)	(464)	(2,804)
Adjustments	(21)	—	(21)
Foreign exchange	41	—	41
Balance, end of year	$472	$182	$654

Classification:
Accounts payable and accrued liabilities	$472	$149	$621
Other long term obligations	—	33	33
	$472	$182	$654

By restructuring initiative:
April 2012	$433	$—	$433
May 2009	—	182	182
Wavecom S.A. and prior	39	—	39
	$472	$182	$654

	2011
	Workforce Reduction	Facilities	Total
Balance, beginning of period	$1,975	$1,771	$3,746
Expensed in year	1,201	(364)	837
Disbursements	(2,321)	(861)	(3,182)
Adjustments	(224)	11	(213)
Foreign exchange	(6)	5	(1)
Balance, end of period	$625	$562	$1,187

Classification:
Accounts payable and accrued liabilities	$625	$396	$1,021
Other long term obligations	—	166	166
	$625	$562	$1,187

By restructuring initiative:
September 2010	$377	$—	$377
May 2009	—	562	562
Wavecom S.A. and prior	248	—	248
	$625	$562	$1,187

April 2012

In April 2012, we announced the closure of our Newark, California facility, effective December 31, 2012, to drive greater efficiency and leverage.  Subsequently, our AirLink marketing, research and development, and customer support activities primarily transferred to the Richmond, British Columbia, facilities, and manufacturing operations transferred to our manufacturing partner in Suzhou, China. The Newark facility was closed on December 31, 2012 and, for the year ended December 31, 2012, we recorded $1,980 in restructuring costs related to this initiative.  The outstanding restructuring obligation is expected to be fully paid by July 31, 2013.

September 2010

In September 2010, we implemented a new business unit structure that resulted in a reduction of our workforce by 60 employees.  These reductions were substantially completed during the fourth quarter of 2010.  For the year ended December 31, 2010, we recorded restructuring costs of $4,420 primarily related to severance and benefits associated with the terminated employees.  The restructuring obligation was fully paid by December 31, 2012.

May 2009

In May 2009, we implemented cost reduction initiatives related to the integration of Wavecom S.A. with Sierra Wireless which included combining the research and development and product operations of both organizations.  The remaining facilities related restructuring obligation of $182 (December 31, 2011 - $562) is expected to be substantially paid by the second quarter of 2014.

INTEGRATION	12 Months Ended
Dec. 31, 2012
INTEGRATION
INTEGRATION

20.                               INTEGRATION

During the year ended December 31, 2012, we incurred integration costs of $nil.  During the year ended December 31, 2011 and 2010, we incurred integration costs of $1,426 and $5,110, respectively, related to the acquisition of Wavecom S.A., primarily for costs related to the office space optimization in France, implementation of an integrated Customer Relationship Management system, and the integration of our Enterprise Resource Planning system.

OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE)
OTHER INCOME (EXPENSE)

21.                               OTHER INCOME (EXPENSE)

The components of other income (expense) for the years ended December 31 were as follows:

	2012	2011	2010
Gain (loss) on disposal of property, equipment, and intangibles	$(107)	$(40)	$95
Interest income	108	199	202
Interest expense	(197)	(124)	(538)
	$(196)	$35	$(241)

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

22.                               EARNINGS (LOSS) PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2012	2011	2010
Net earnings (loss) attributable to the company	$27,199	$(29,315)	$(14,541)
Weighted average shares used in computation of:
Basic	30,788	31,275	31,083
Assumed conversion	—	—	—
Diluted	30,788	31,275	31,083
Earnings (loss) per share attributable to the company’s common shareholders (in dollars):
Basic	$0.88	$(0.94)	$(0.47)
Diluted	$0.88	$(0.94)	$(0.47)

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
SHARE CAPITAL

23.                               SHARE CAPITAL

During the year ended December 31, 2012, we purchased 800,000 common shares in the open market at an average price of $7.89 pursuant to a normal course issuer bid that was approved on December 13, 2011 by the Toronto Stock Exchange.  The normal course issuer bid commenced on December 19, 2011 and terminated on December 18, 2012.

On February 6, 2013, we received regulatory approval allowing us to purchase for cancellation up to 1,529,687 of our common shares by a normal course issuer bid (“the Bid”) on the Toronto Stock Exchange and NASDAQ Global Market.  The Bid commenced on February 14, 2013 and will terminate on the earlier of February 13, 2014, the date we complete our purchases, or the date of notice by us of termination.  As of March 7, 2013, we had purchased 124,300 common shares in the open market at an average price of $11.08 per share.

STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

24.                               STOCK-BASED COMPENSATION PLANS

(a)                     Stock-based compensation expense:

	2012	2011	2010
Cost of goods sold	$304	$385	$492
Sales and marketing	1,149	1,075	1,199
Research and development	1,341	1,110	861
Administration	2,987	2,928	2,913
Restructuring	—	—	540
Continuing operations	5,781	5,498	6,005
Discontinued operations	932	951	951
	$6,713	$6,449	$6,956
Stock option plan	$2,121	$2,844	$3,359
Restricted stock plan	4,592	3,605	3,597
	$6,713	$6,449	$6,956

(b)                     Stock option plan

Under the terms of our employee Stock Option Plan (the “Plan”), our Board of Directors may grant options to employees, officers and directors.  The maximum number of shares available for issue under the Plan is the lesser of 10% of the number of issued and outstanding common shares from time to time or 7,000,000 common shares.  Based on the number of shares outstanding as at December 31, 2012, stock options exercisable into 703,365 common shares are available for future allocation under the Plan.

The Plan provides that the exercise price of an option will be determined on the date of grant and will not be less than the closing market price of our stock at that date.  Options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter.  We determine the expiry date of each option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	0.85%	2.07%	1.90%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	57%	60%	60%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$3.42	$5.11	$4.21

There is no dividend yield because we do not pay, and do not plan to pay, cash dividends on our common shares.  The expected stock price volatility is based on the historical volatility of our average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior.  We estimate forfeitures at the time of grant and, if necessary, revise that estimate if actual forfeitures differ and adjust stock-based compensation expense accordingly.

The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Shares	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2009	2,158,088	13.51	12.83	2.5	3,246
Granted	698,972	9.12	8.76
Exercised	(173,879)	6.38	6.18		792
Forfeited	(423,453)	12.36	11.84
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705
Granted	636,963	7.85	7.82
Exercised	(85,051)	5.16	5.12		297
Forfeited	(493,910)	17.58	17.42
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735

The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.  The aggregate intrinsic value of stock options exercised in the year ended December 31, 2012 was $297 (year ended December 31, 2011 - $417; year ended December 31, 2010 - $792).

The following table summarizes the stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number Of options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $7.93 U.S. $3.95 – $7.86 Cdn	601,145	3.1	6.68	6.73	185,921	4.57	4.61
$7.94 – $9.16 U.S. $7.87 – $9.09 Cdn	568,076	3.0	8.27	8.34	232,003	8.52	8.59
$9.17 – $11.10 U.S. $9.10 – $11.02 Cdn	486,416	2.8	10.20	10.27	267,013	10.02	10.10
$11.11 – $19.40 U.S. $11.03 – $19.25 Cdn	700,240	1.4	13.74	13.85	536,011	14.56	14.67
	2,355,877	2.5	9.89	9.96	1,220,948	10.90	10.98

The options outstanding at December 31, 2012 expire between February 5, 2013 and August 16, 2017.

As at December 31, 2012, the unrecognized stock-based compensation cost related to the non-vested stock options was $3,836 (2011 — $3,969; 2010 - $3,782), which is expected to be recognized over a weighted average period of 2.4 years (2011 — 2.6 years; 2010 — 2.2 years).

(c)                                                                      Restricted share plans

We have two market based restricted share unit plans: one for U.S. employees and the other for all non-U.S. employees, and a treasury based restricted share unit plan (collectively, the “RSPs”).  The RSPs further our growth and profitability objectives by providing long-term incentives to certain executives and other key employees and also encourage our objective of employee share ownership through the granting of restricted share units (“RSUs”).  There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of common shares of Sierra Wireless, Inc. (or, in certain jurisdictions, cash in lieu at the option of the company) to settle vested RSUs.  The form and timing of settlement is subject to local laws.  With respect to the treasury based RSP, the maximum number of common shares which the company may issue from treasury is 1,000,000 common shares.  With respect to the two market based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the TSX and Nasdaq, which are used to settle vested RSUs.  The existing trust funds are variable interest entities and are included in these consolidated financial statements as treasury shares held for RSU distribution.

Generally, RSUs vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.  RSU grants to employees who are resident in France for french tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.  There were 1,217,347 unvested RSUs and 7,648 vested RSUs outstanding as at December 31, 2012.

The aggregate intrinsic value of RSUs that vested and settled in the year ended December 31, 2012 was $3,835 (year ended December 31, 2011 - $4,170; year ended December 31, 2010 - $4,159).

The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2009	975,884	6.88	6.53	1.9	10,349
Granted	328,496	9.10	8.75
Vested	(443,610)	8.21	7.82		4,159
Forfeited	(32,779)	6.56	6.29
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.43	1.3	6,346
Granted	856,784	7.89	7.89
Vested	(499,038)	7.67	7.67		3,835
Forfeited	(36,780)	9.09	9.00
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Outstanding – vested and not settled	7,648
Outstanding – unvested	1,217,347
Outstanding, December 31, 2012	1,224,995

As at December 31, 2012, the total remaining unrecognized compensation cost associated with the RSUs totalled $5,950 (2011 — $4,176; 2010 — $2,972), which is expected to be recognized over a weighted average period of 1.6 years (2011 — 1.9 years; 2010 — 1.6 years).

NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

25.                               NON-CONTROLLING INTEREST

The non-controlling interest represents shares held by former Wavecom employees under their long-term incentive plan.  The shares had vested, but were subject to a hold period for tax purposes.  We had entered into a put/call agreement with these employees to purchase back the shares at €8.50 per share upon expiry of the tax hold period.  Until that time, the shares were considered non-controlling interest.  On June 8, 2011, the tax hold period expired on these vested shares.  During the year ended December 31, 2012, we acquired 4,250 shares, respectively, at €8.50 per share.  The obligation for the remaining 500 shares at €8.50 per share has been recorded as at December 31, 2012 and is classified under accrued liabilities.

The following table summarizes the effects of changes in our ownership interest of Wavecom on our equity:

	2012	2011	2010
Net earnings (loss) attributable to the Company	$27,199	$(29,315)	$(14,541)
Transfer (to) from non-controlling interest:
Increase on issuance of free shares	—	(796)	(229)
	$27,199	$(30,111)	$(14,770)

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

26.                               FAIR VALUE MEASUREMENT

(a)    Fair value presentation

An established fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement.  There are three levels of inputs that may be used to measure fair value:

Level 1              -                          Quoted prices in active markets for identical assets or liabilities.

Level 2              -                          Observable inputs other than quoted prices in active markets for identical assets and liabilities, such as quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3              -                          Inputs that are generally unobservable and are supported by little or no market activity and that are significant to the fair value determination of the assets or liabilities.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and current portions of long-term liabilities, approximate their fair value due to the immediate or short-term maturity of these financial instruments. Short-term investments are recorded at fair value and their carrying value as at December 31, 2012 was $nil (December 31, 2011 — $9,347).  Our short-term investments are classified within Level 1 of the valuation hierarchy.  Based on borrowing rates currently available to us for loans with similar terms, the carrying values of our obligations under capital leases, long-term obligations and other long-term liabilities approximate their fair values.

On July 23, 2012, foreign currency forward exchange contracts for a notional US$56.3 million to acquire €45.0 million in connection with the acquisition of the M2M business of Sagemcom settled.  For twelve months ended December 31, 2012, we realized a loss of $1,761, which is classified in Foreign exchange gain (loss) on these forward contracts.

(b)    Credit Facilities

On October 31, 2012 we cancelled our then existing revolving facility (“Old Revolving Facility”) of $10 million which was to expire on January 28, 2013, and replaced it with a new revolving facility with the Toronto Dominion Bank and the Canadian Imperial Bank of Commerce in the amount of $50 million which expires October 31, 2013.  The revolving facility is for our working capital requirements and is secured by a pledge against all of our assets, including assets related to discontinued operations, and is subject to borrowing base limitations. The new revolving facility contains covenants and security substantially similar to the Old Revolving Facility.  There were no borrowings under the revolving facility as at December 31, 2012.   We are presently reviewing the impact of the proposed sale of the assets and operations of our AirCard business on the availability of the entire $50 million of the facility.

(c)     Letters of credit

We have entered into a standby letter of credit facility agreement under which we have issued three performance bonds to third party customers in accordance with specified terms and conditions.  At December 31, 2012, we had two Euro denominated performance bonds amounting to €50 expiring in June 2014 and a performance bond of $176 expiring in May 2013 (December 2011 - $176).  We also have a letter of credit in the amount of $1,300 expiring in May 2013 issued to a third party vendor with specified terms and conditions.  These instruments approximate their fair market value.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

27.                               FINANCIAL INSTRUMENTS

Financial Risk Management

Financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities.  Our financial instruments also occasionally include derivatives which we use to reduce our exposure to currency fluctuations associated with revenue and expenses.

We have exposure to the following business risks:

We maintain substantially all of our cash and cash equivalents with major financial institutions or invest in government instruments. Our deposits with banks may exceed the amount of insurance provided on such deposits.

We outsource manufacturing of our products to third parties and, accordingly, we are dependent upon the development and deployment by third parties of their manufacturing abilities. The inability of any supplier or manufacturer to fulfill our supply requirements could impact future results. We have supply commitments to our contract manufacturers based on our estimates of customer and market demand. Where actual results vary from our estimates, whether due to execution on our part or market conditions, we are at risk.

Financial instruments that potentially subject us to concentrations of credit risk are primarily accounts receivable. We perform on-going credit evaluations of our customer’s financial condition and require letters of credit or other guarantees whenever deemed appropriate.

Although substantially all of our revenues are in U.S. dollars, we incur operating costs and have obligations related to our facilities restructuring that are denominated in other currencies. Fluctuations in the exchange rates between these currencies could have a material impact on our business, financial condition and results of operations.

We are generating and incurring an increasing portion of our revenue and expenses, respectively, outside of North America including Europe, the Middle East and Asia.  To manage our foreign currency risks, we may enter into foreign currency forward and options contracts should we consider it to be advisable to reduce our exposure to future foreign exchange fluctuations.  As at December 31, 2012 and 2011, we had no such contracts in place.

We are subject to risks typical of an international business including, but not limited to, differing economic conditions, changes in political climate, differing tax structures other regulations and restrictions and foreign exchange rate volatility.  Accordingly, our future results could be materially affected by changes in these or other factors.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.                               COMMITMENTS AND CONTINGENCIES

(a)  Operating leases

We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2013	$4,429
2014	4,092
2015	3,630
2016	3,597
2017	3,487
Subsequent years	10,876
$30,111

(b)         Contingent liability on sale of products

(i)                   Under license agreements, we are committed to make royalty payments based on the sales of products using certain technologies. We recognize royalty obligations as determinable in accordance with agreement terms. Where agreements are not finalized, we have recognized our current best estimate of the obligation. When the agreements are finalized, the estimate will be revised accordingly.

(ii)                We are a party to a variety of agreements in the ordinary course of business under which we may be obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of our products to customers where we provide indemnification against losses arising from matters such as potential intellectual property infringements and product liabilities. The impact on our future financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, we have not incurred material costs related to these types of indemnifications.

(iii)             In March 2004, we entered into an agreement with the Government of Canada’s Technology Partnerships Canada (“TPC”) program, under which we were eligible to receive conditionally repayable research and development funding up to Cdn. $9,540 to support the development of a range of third generation wireless technologies. Under the terms of the agreement, all or part of the contribution was repayable upon the occurrence of certain prescribed events of default. In March 2009, we signed an amended agreement under which we will repay a total of $2,155 (Cdn. $2,500), with payments due on March 1 for each of the next five years beginning March 1, 2009, in full and final satisfaction of all amounts owing, or to be owed, to TPC under this agreement.  During the year ended December 31, 2012, we repaid $505 (Cdn. $500) (2011 — $500 or Cdn. $500; 2010 — $476 or Cdn. $500).

(iv)            We accrue product warranty costs, when we sell the related products, to provide for the repair or replacement of defective products. Our accrual is based on an assessment of historical experience and on management’s estimates. An analysis of changes in the liability for product warranties follows:

	2012	2011
Balance, beginning of year	$4,537	$4,059
Provisions	9,399	7,254
Expenditures	(8,178)	(6,776)
Liability held for sale	(1,589)	—
Balance, end of year	$4,169	$4,537

(c)          Other commitments

We have entered into purchase commitments totaling approximately $54,850 net of related electronic components inventory of $7,697 (December 31, 2011 — $85,071, net of electronic components inventory of $4,239), with certain contract manufacturers under which we have committed to buy a minimum amount of designated products between January 2013 and March 2013.  In certain of these agreements, we may be required to acquire and pay for such products up to the prescribed minimum or forecasted purchases.

(d)         Legal proceedings

We are from time to time involved in litigation, certain other claims and arbitration matters arising in the ordinary course of our business.  We accrue for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and technical experts and other information and events pertaining to a particular matter.  To the extent there is a reasonable possibility (within the meaning of ASC 450, Contingencies) that the losses could exceed the amounts already accrued for those cases for which an estimate can be made, management believes that the amount of any such additional loss would not be material to our results of operations or financial condition.

In some instances, we are unable to reasonably estimate any potential loss or range of loss.  The nature and progression of litigation can make it difficult to predict the impact a particular lawsuit will have on the company. There are many reasons why we cannot make these assessments, including, among others, one or more of the following: in the early stage of a proceeding, the claimant is not required to specifically identify the patent that has allegedly been infringed; damages sought that are unspecified, unsupportable, unexplained or uncertain; discovery not having been started or being incomplete; the complexity of the facts that are in dispute (e.g., once a patent is identified, the analysis of the patent and a comparison to the activities of the company is a labor-intensive and highly technical process); the difficulty of assessing novel claims; the parties not having engaged in any meaningful settlement discussions; the possibility that other parties may share in any ultimate liability; and the often slow pace of patent litigation.

We are required to apply judgment with respect to any potential loss or range of loss in connection with litigation.  While we believe we have meritorious defenses to the claims asserted against us in our currently outstanding litigations, and intend to defend ourselves vigorously in all cases, in light of the inherent uncertainties in litigation there can be no assurance that the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by us for those cases for which an estimate can be made. Losses in connection with any litigation for which we are not presently able to reasonable estimate any potential loss or range of loss could be material to our results of operations and financial condition.

In December 2012, Concinnitas LLC filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by us.  The lawsuit makes allegations concerning one of our AirCard products.  We have not yet been served with the complaint.

In July 2012, Technology Properties Ltd LLC, Phoenix Digital Solutions LLC and Patriot Scientific Corporation filed a complaint with the United States International Trade Commission (“ITC”) and a patent litigation lawsuit in the United States District Court for the Northern District of California asserting patent infringement by a number of parties, including us.  The ITC instituted its investigation in August 2012 under the caption “In the Matter of Certain Wireless consumer Electronics Devices and Components Thereof”.  In November 2012, a mutually agreeable confidential settlement agreement was entered into by the parties with respect to these matters which will not have a material adverse effect on our operating results.  In December 2012, the District Court lawsuit was dismissed with prejudice and in Q1, 2013, a Joint Motion terminating the ITC investigation with respect to Sierra Wireless was granted.

In April 2012, a patent holding company, Cell and Network Selection, LLC, filed a patent litigation lawsuit in the United States District Court for the District of Texas asserting patent infringement by us and our customer.  The lawsuit makes certain allegations concerning the LTE mobile hotspots and USB modems sold by us and deployed with AT&T.  The lawsuit is in the scheduling stage and trial has been scheduled for March 2015. A motion to transfer the lawsuit to the Southern District of California is currently before the Court.

In January 2012, a patent holding company, M2M Solutions LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware asserting patent infringement by us and our competitors. The lawsuit makes certain allegations concerning the AirPrime embedded wireless module products, related AirLink products and related services sold by us for use in M2M communication applications.  The lawsuit is in the interrogatories and response to interrogatories stage.

In September 2011, a patent holding company, Wi-Lan, Inc., filed a patent litigation lawsuit in the United States District Court for the Eastern District of Texas asserting patent infringement by a number of parties, including us. The lawsuit makes certain allegations concerning the wireless communication products sold by us.  In September 2012, the lawsuit was consolidated with another lawsuit commenced by Wi-Lan in the Eastern District of Texas concerning the same patents and trial has been scheduled for September 2013.  The lawsuit is currently in the discovery stage.  In December 2012, Wi-Lan filed additional patent litigation lawsuits in the United States District Court for each of the Eastern District of Texas and the Southern District of Florida asserting patent infringement by us of additional patents not included in the first Wi-Lan suit.  These two additional lawsuits are in the initial pleadings stage.

In May 2010 and in February 2011, a patent holding company, Golden Bridge Technology Inc. (“GBT”), filed patent litigation lawsuits in the United States District Court for the District of Delaware asserting patent infringement of the same two patents by a number of parties, including us and certain of our customers.  In both cases, the litigation makes certain allegations concerning the wireless modems sold by us and our competitors.  Both lawsuits have been stayed against all defendants except Apple, pending the outcome of the trial against Apple in Delaware which is anticipated to occur in or around April 2013.  In May 2012, GBT filed a patent litigation lawsuit in the United States District Court for the Central District of California asserting patent infringement by us of a different patent from the other two lawsuits, but concerning essentially the same products.  In September 2012, this lawsuit was dismissed in the Central District of California and re-filed in the District of Delaware. This lawsuit has been stayed against us pending the outcome of a trial against Apple with respect to the same patent, which is to take place in the Central District of California.

In July 2009, a patent holding company, SPH America, LLC, filed a patent litigation lawsuit in the United States District Court for the Eastern District of Virginia asserting patent infringement by a number of device manufacturers, including us, and computer manufacturers, including certain of our customers. The litigation, which has been transferred to the United States District Court for the Southern District of California, makes certain allegations concerning the wireless modules sold to the computer manufacturers by us or our competitors. The claim construction hearing occurred in April 2012 and the trial has been scheduled for June 2013.  In January 2013, a mutually agreeable confidential settlement was entered into by the parties which will not have a material adverse effect on our operating results.  The lawsuit was subsequently dismissed with prejudice against us.

Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims made in the foregoing legal proceedings are without merit and intend to defend ourselves and our products vigorously in all cases.

IP Indemnification Claims

We have been notified by one or more of our customers in each of the following matters that we have an obligation to indemnify them in respect of the products we supply to them:

In January 2013, a patent holding company, Steelhead Licensing LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware against one of our customers asserting patent infringement in relation to our customer’s products and services, including the mobile hotspot devices sold to them by us.  The lawsuit is in the initial pleadings stage.

In February 2012, a patent holding company, Intellectual Ventures, filed a patent litigation lawsuit in the United States District Court for the District of Delaware against one of our customers asserting patent infringement in relation to several of our customer’s products and services, including the mobile hotspots sold to them by us. The lawsuit is in the initial pleadings stage.

In September 2011, a patent holding company, Mayfair Wireless, LLC, filed a patent litigation lawsuit in the United States District Court for the District of Delaware against two of our customers asserting patent infringement in relation to the wireless hotspots sold to them by us.  A motion to dismiss the lawsuit has been briefed and is pending judgment of the Court.

In August 2011, a patent holding company, Brandywine Communications Technologies, LLC, filed a patent litigation lawsuit in the United States District Court for the Middle District of Florida against one of our customers asserting patent infringement in relation to the wireless modems sold to them by us.  In December 2012, we advised our customer that we had been granted a license with respect to the patents-in-suit, which license covers any of our products sold by our customers (including this customer).  We believe this outcome will not have a material adverse effect on our operating results.

In July 2011, a patent holding company, GPNE Corp., filed a patent litigation lawsuit in the United States District Court for the District of Hawaii asserting patent infringement against one of our customers for selling e-readers and computerized tablet and communication devices with the ability to function with GPRS, including the Nook e-reader which incorporates wireless modules sold to them by us.  In May 2012, an Order of the Magistrate Judge to sever the actions and, in the case of certain defendants including our customer, transfer the actions to the United States District Court for the Northern District of California was granted and has been affirmed by the District Court.    In November 2012, a mutually agreeable settlement agreement was entered into between our customer and GPNE, and the lawsuit was subsequently dismissed with prejudice.  We believe this outcome will not have a material adverse effect on our operating results.

In June 2011, Barnes and Noble, Inc. filed a declaratory judgment action in the United States District Court for the Northern District of California against LSI Corporation (and later added Agere Systems, Inc.) (collectively, “LSI”), seeking a declaration that certain patents were not infringed by their products, including the 3G Nook e-reader which incorporates wireless modules sold to them by us.  LSI counterclaimed for patent infringement.  There are currently 6 patents-in-suit, two of which relate to the 3G products which incorporate our modules.  The lawsuit is currently in the scheduling phase.

A patent holding company, Eon Corp. IP Holdings, LLC, filed a patent litigation lawsuit against one of our customers in October 2010 in the United States District Court for the Eastern District of Texas, which was subsequently transferred to the United States District Court for the Northern District of California.  Eon filed a patent litigation lawsuit against another of our customers in January 2012 in the United States District Court for the District of Puerto Rico.  In both cases, assertions of patent infringement are being made in relation to the wireless modems sold to our customers by us.   Both lawsuits are in the scheduling phase.

In March 2009, MSTG Inc., a patent holding company, filed a patent litigation lawsuit in the United States District Court for the Northern District of Illinois asserting patent infringement by a number of telecommunication carrier companies, including one of our customers, which the customer claims relates to the wireless data cards and modems sold to them by us.  In December 2012, the lawsuit was dismissed with prejudice.  We believe this outcome will not have a material adverse effect on our operating results.

Although there can be no assurance that an unfavorable outcome would not have a material adverse effect on our operating results, liquidity or financial position, we believe the claims made in the foregoing legal proceedings are without merit and intend to defend ourselves and our products vigorously in all cases.

We are engaged in certain other claims, legal actions and arbitration matters, all in the ordinary course of business, and believe that the ultimate outcome of these claims, legal actions and arbitration matters will not have a material adverse effect on our operating results, liquidity or financial position.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

29.                               SEGMENTED INFORMATION

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

·                  Machine-to-Machine

·                  Mobile Computing

Our segments have changed from those reported at December 31, 2010 when we reported in one segment.  We have not restated our comparative information as discrete financial information for the two segments is not available for periods prior to January 1, 2011.

The amounts presented below for the Mobile Computing segment have been adjusted retrospectively to exclude amounts attributable to the AirCard business.  The results related to the AirCard business are presented as discontinued operations (note 6).

As we do not evaluate the performance of our operating segment based on segment assets, management does not classify asset information on a segmented basis.  Despite the absence of discrete financial information we do measure our revenue based on other forms of categorization such as by the products we produce and the geographic distribution in which our products are sold.

REVENUE BY SEGMENT

	Year ended December 31, 2012
	Machine- to-Machine	Mobile Computing	Total

Revenue	$335,990	$61,331	$397,321
Cost of goods sold	224,229	47,818	272,047
Gross margin	$111,761	$13,513	$125,274
Gross margin %	33.3%	22.0%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

	Year ended December 31, 2011
	Machine- to-Machine	Mobile Computing	Total

Revenue	$293,219	$39,956	$333,175
Cost of goods sold	198,271	33,164	231,435
Gross margin	$94,948	$6,792	$101,740
Gross margin %	32.4%	17.0%	30.5%
Expenses			155,993
Loss from operations			$(54,253)
Total assets			$422,887

	Year ended December 31, 2010
	Machine- to-Machine	Mobile Computing	Total

Revenue	$332,445	$25,560	$358,005
Cost of goods sold	n/a	n/a	236,599
Gross margin	n/a	n/a	$121,406
Gross margin %	n/a	n/a	33.9%
Expenses			164,123
Loss from operations			$(42,717)
Total assets			$469,568

Revenue and gross margin from discontinued operations was previously a component of the Mobile Computing segment and totaled $246,845 and $69,698, respectively in the year ended December 31, 2012 (year ended December 31, 2011 - $245,010 revenue; $61,710 gross margin).  Refer to note 6 for further details.

REVENUE BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$101,240	$83,890	$82,478
Europe, Middle East and Africa	79,904	90,724	79,045
Asia-Pacific	216,177	158,561	196,482
	$397,321	$333,175	$358,005

REVENUE BY PRODUCT

	2012	2011	2010
Machine-to-Machine
AirPrime Embedded Wireless Modules for M2M	$279,324	$242,791	$274,964
AirLink Intelligent Gateways and Routers	46,699	39,013	48,626
AirVantage M2M Cloud Platform and Other	9,967	11,415	8,855
	335,990	293,219	332,445
Mobile Computing
AirPrime Embedded Wireless Modules for PC OEM	61,133	39,422	23,420
Other	198	534	2,140
	61,331	39,956	25,560
	$397,321	$333,175	$358,005

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$8,169	$14,108	$14,609
Europe, Middle East and Africa	8,580	5,197	4,831
Asia-Pacific	3,290	2,782	3,195
	$20,039	$22,087	$22,635

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of consolidation

Our consolidated financial statements include the accounts of the company and its wholly-owned subsidiaries from their respective dates of acquisition of control.  All inter-company transactions and balances have been eliminated on consolidation.  The ownership of the other non-controlling interest holders of consolidated subsidiaries is reflected as non-controlling interest and is not significant.

Use of estimates

Use of estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year.  On an ongoing basis, management reviews its estimates, including those related to inventory obsolescence, estimated useful lives of assets, valuation of intangible assets, goodwill, royalty and warranty accruals, lease provisions, other liabilities, stock-based compensation,  bad debt and doubtful accounts, income taxes, restructuring costs, and commitment and contingencies, based on currently available information.  Actual amounts could differ from estimates.

Translation of foreign currencies

Translation of foreign currencies

Our functional or primary operating currency is the U.S. dollar.

Revenue and expense items denominated in foreign currencies are translated at exchange rates prevailing during the period.  Monetary assets and liabilities denominated in foreign currencies are translated at the period-end exchange rates.  Non-monetary assets and liabilities are translated at exchange rates in effect when the assets are acquired or the obligations are incurred.  Foreign exchange gains and losses are reflected in net earnings (loss) for the period.

We have foreign subsidiaries that are considered to be self-contained and integrated within their foreign jurisdiction, and accordingly, use the Euro dollar as their functional currency.  The assets and liabilities of the foreign subsidiaries, including goodwill and fair value adjustments arising on acquisition, are translated at exchange rates at the balance sheet dates, equity is translated at historical rates, and revenue and expenses are translated at exchange rates prevailing during the period.  The foreign exchange gains and losses arising from the translation are reported as a component of other comprehensive income (loss), as presented in note 17, Accumulated Other Comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash and short-term deposits with original maturities of less than three months.  Short-term deposits are valued at amortized cost.  The carrying amounts approximate fair value due to the short-term maturities of these instruments.

Short-term investments

Short-term investments

Short-term investments, categorized as available-for-sale, are carried at fair value. Unrealized holding gains (losses) related to available-for-sale investments, after deducting amounts allocable to income taxes, are recorded as a component of accumulated other comprehensive income (loss). These gains (losses) are removed from comprehensive income (loss) when the investments mature or are sold on an item-by-item basis.

We regularly evaluate the realizable value of short-term investments, and if circumstances indicate that a decline in value is other-than-temporary, we recognize an impairment charge. To determine whether to recognize an impairment charge, we consider various factors, such as the significance of the decline in value, the length of time the investment has been below market value, changes that would impact the financial condition of the investee, and the likelihood that the investment will recover its value before it matures or is disposed of.

Allowance for doubtful accounts receivable

Allowance for doubtful accounts receivable

We maintain an allowance for our accounts receivable for estimated losses that may result from our customers’ inability to pay.  We determine the amount of the allowance by analyzing known uncollectible accounts, aged receivables, economic conditions, historical losses, insured amounts, if any, and changes in customer payment cycles and credit-worthiness.  Amounts later determined and specifically identified to be uncollectible are charged against this allowance.

If the financial condition of any of our customers deteriorates resulting in an impairment of their ability to make payments, we may increase our allowance.

Inventories

Inventories

Inventories consist of electronic components and finished goods and are valued at the lower of cost or estimable realizable value, determined on a first-in-first-out basis.  Cost is defined as all costs that relate to bringing the inventory to its present condition and location under normal operating conditions.

We review the components of our inventory and our inventory purchase commitments on a regular basis for excess and obsolete inventory based on estimated future usage and sales.  Write-downs in inventory value or losses on inventory purchase commitments depend on various items, including factors related to customer demand, economic and competitive conditions, technological advances and new product introductions that vary from current expectations.  We believe that the estimates used in calculating the inventory provision are reasonable and properly reflect the risk of excess and obsolete inventory.  If customer demands for our inventory are substantially less than our estimates, additional inventory write-downs may be required.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. We amortize our property and equipment on a straight-line basis over the following estimated economic lives:

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	3-5 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years

Research and development equipment related amortization is included in research and development expense.  Tooling and production equipment related amortization is included in cost of goods sold.  All other amortization is included in amortization expense.

Leasehold improvements and leased vehicles are amortized on a straight-line basis over the lesser of their expected average service life or term of the initial lease.

When we sell property and equipment, we net the historical cost less accumulated depreciation and amortization against the sale proceeds and include the difference in Other income (expense).

Intangible assets

Intangible assets

The estimated useful life of intangible assets with definite life is the period over which the assets are expected to contribute to our future cash flows.  When determining the useful life, we consider the expected use of the asset, useful life of a related intangible asset, any legal, regulatory or contractual provisions that limit the useful life,  any legal, regulatory, or contractual renewal or extension provisions without substantial costs or modifications to the existing terms and conditions, the effects of obsolescence, demand, competition and other economic factors,  and the expected level of maintenance expenditures relative to the cost of the asset required to obtain future cash flows from the asset.

We amortize our intangible assets on a straight-line basis over the following specific periods:

Patents and trademarks	—	3-5 years

License fees	—	over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years

Intellectual property, customer relationships and databases	—	3-13 years

In-process research and development	—	over the estimated life

Non-compete covenants	—	over the term of the agreement

Amortization related to intangible assets is included in research and development expense.

In-process research and development (“IPRD”) are intangible assets acquired as part of business combinations.  IPRD are intangible assets with indefinite life prior to their completion.  They are not amortized and are subject to impairment test on an annual basis.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Prior to January 1, 2011, goodwill was allocated as of the date of the business combination to the reporting units that are expected to benefit from the synergies of the business combination.  We implemented a new organization structure during the fourth quarter of 2010 and effective January 1, 2011, we have three reporting units for the purpose of goodwill determination.  Goodwill has been allocated to the reporting units affected using a relative fair value allocation approach as at January 1, 2011.

Goodwill has an indefinite life, is not amortized, and is subject to a two-step impairment test on an annual basis. The first step compares the fair value of the reporting unit to its carrying amount, which includes the goodwill. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. If the carrying amount exceeds the implied fair value of the goodwill, the second step measures the amount of the impairment loss.  If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property and equipment, and intangible assets other than goodwill, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Intangible assets with indefinite lives are tested annually for impairment and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Research and Development costs

Research and Development costs

Research and development costs are expensed as they are incurred.  Certain software development costs for costs associated with the development of computer software to be sold, leased or marketed are capitalized once technological feasibility is reached.

We follow the cost reduction method of accounting for government research and development funding, whereby the benefit of the funding is recognized as a reduction in the cost of the related expenditure when certain criteria stipulated under the terms of those funding agreements have been met, and there is reasonable assurance the research and development funding will be received. Certain research and development funding is repayable on the occurrence of specified future events. We recognize the liability to repay research and development funding in the period in which conditions arise that will cause research and development funding to be repayable.

Warranty costs

Warranty costs

Warranty costs are accrued upon the recognition of related revenue, based on our best estimates, with reference to past and expected future experience.  Warranty obligations are included in accounts payable and accrued liabilities in our consolidated balance sheet.

Royalty costs

Royalty costs

We have intellectual property license agreements which generally require us to make royalty payments based on a percentage of the revenue generated by sales of products incorporating the licensed technology.  We recognize royalty obligations in accordance with the terms of the respective royalty agreements.  Royalty costs are recorded as a component of cost of revenues in the period when incurred.

Market development costs

Market development costs

Market development costs are charged to sales and marketing expense to the extent that the benefit is separable from the revenue transaction and the fair value of that benefit is determinable.  To the extent that such allowances either do not provide a separable benefit, or the fair value of the benefit cannot be reliably estimated, such amounts are recorded as a reduction of revenue.

Revenue recognition

Revenue recognition

Revenue from sales of products and services is recognized upon the later of transfer of title or upon shipment of the product to the customer or rendering of the service, so long as persuasive evidence of an arrangement exists, delivery has occurred, price is fixed or determinable, and collection is reasonably assured.

Cash received in advance of the revenue recognition criteria being met is recorded as deferred revenue.

Revenues from contracts with multiple-element arrangements are recognized as each element is earned based on the relative fair value of each element and only when there are no undelivered elements that are essential to the functionality of the delivered elements.

Revenue from licensed software is recognized at the inception of the license term.  Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period such items are delivered or services are provided. Technical support contracts extending beyond the current period are recorded as deferred revenue.

Funding from certain research and development agreements is recognized as revenue when certain criteria stipulated under the terms of those funding agreements have been met, and when there is reasonable assurance the funding will be received. Certain research and development funding will be repayable on the occurrence of specified future events. We recognize the liability to repay research and development funding in the period in which conditions arise that would cause research and development funding to be repayable.

Stock-based compensation and other stock-based payments

Stock-based compensation and other stock-based payments

Stock options and restricted share units granted to the company’s key officers, directors and employees are accounted for using the fair value-based method.  Under this method, compensation cost for stock options is measured at fair value at the date of grant using the Black-Scholes valuation model, and is expensed over the award’s vesting period using the straight-line method.  Any consideration paid by plan participants on the exercise of stock options or the purchase of shares is credited to Common stock together with any related stock-based compensation expense.  Compensation cost for restricted share units is measured at fair value at the date of grant which is the market price of the underlying security, and is expensed over the award’s vesting period using the straight-line method.  Stock-based compensation is described further in note 24.

Income taxes

Income taxes

Income taxes are accounted for using the asset and liability method.  Future income tax assets and liabilities are based on temporary differences (differences between the accounting basis and the tax basis of the assets and liabilities) and non-capital loss carry-forwards and are measured using the enacted tax rates and laws expected to apply when these differences reverse.  Future tax benefits, including non-capital loss carry-forwards, are recognized to the extent that realization of such benefits is considered more likely than not.  The effect on future tax assets and liabilities of a change in tax rates is recognized in earnings in the period that enactment occurs.

We include interest and penalties related to income taxes, including unrecognized tax benefits, in income tax expense (recovery).

Liabilities for uncertain tax positions are recorded based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. We regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provision, income taxes payable and deferred taxes in the period in which the facts that give rise to a revision become known.

We recognize the windfall tax benefits associated with the exercise of stock options by U.S. employees to additional paid-in capital (“APIC”) when realized. This tax benefit is not recognized until the deduction reduces U.S. taxes payable and all U.S. loss carryforwards have been utilized.

Derivatives

Derivatives

Derivatives, such as foreign currency forward and option contracts, are occasionally used to hedge the foreign exchange risk on cash flows from commitments denominated in a foreign currency.  Derivatives that are not designated as hedging instruments are measured at fair value at each balance sheet date and any resulting gains and losses from changes in the fair value are recorded in other income (expense).  Gains and losses from the effective portion of foreign currency forward and option contracts that are designated as cash flow hedges are recorded in other comprehensive income (loss).  As at December 31, 2012 and 2011, we had no material derivative contracts in place.

Earnings (loss) per common share

  Earnings (loss) per common share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to the company for the period by the weighted average number of company common shares outstanding during the reporting period.  Diluted earnings (loss) per share is computed using the treasury stock method.  When the effect of options and other securities convertible into common shares is anti-dilutive, including when the company has incurred a loss for the period, basic and diluted loss per share are the same.

Under the treasury stock method, the number of dilutive shares, if any, is determined by dividing the average market price of shares for the period into the net proceeds of in-the-money options.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net earnings (loss) as well as changes in equity from other non-owner sources. The other changes in equity included in comprehensive income (loss) are comprised of foreign currency cumulative translation adjustments and unrealized gains or losses on available-for-sale investments. The reclassification adjustment for other-than-temporary losses on marketable securities included in net earnings (loss) results from the recognition of the unrealized losses in the statements of operations when they are no longer viewed as temporary. Comprehensive income (loss) is presented in the consolidated statements of shareholders’ equity.

Investment tax credits

   Investment tax credits

Investment tax credits are accounted for using the flow-through method whereby such credits are accounted for as a reduction of income tax expense in the period in which the credit arises.

Comparative figures	Comparative figures Certain figures presented in the consolidated financial statements have been reclassified to conform to the presentation adopted for the current year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of amortization of the entity's property and equipment on straight-line basis over the estimated economic lives

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	3-5 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years

Schedule of the entity's amortization of intangible assets on a straight-line basis over the specified periods

Patents and trademarks	—	3-5 years

License fees	—	over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years

Intellectual property, customer relationships and databases	—	3-13 years

In-process research and development	—	over the estimated life

Non-compete covenants	—	over the term of the agreement

ACQUISITION OF M2M BUSINESS OF SAGEMCOM (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION OF M2M BUSINESS OF SAGEMCOM
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date

	€	$
Assets acquired
Inventory	786	967
Machinery and equipment	1,454	1,788
Identifiable intangible assets	21,272	26,160
Goodwill	25,295	31,107
	48,807	60,022
Liabilities assumed
Accrued liabilities	2,439	2,999
Long-term obligations	1,468	1,805
Fair value of net assets acquired	44,900	55,218

Schedule of the components of intangible assets acquired that are subject to amortization
	Estimated useful life (in years)	€	$
Patents	8	5,259	6,468
Customer relationships	8-13	13,887	17,078
Backlog	1-2	1,382	1,699
In-process research and development	5	744	915
		21,272	26,160

Schedule of the amounts of revenue and net earnings of acquiree company included in the entity's consolidated statements of operations from the acquisition date
August 1, 2012 to December 31, 2012
Revenue	$20,133
Net earnings	1,358

Schedule of unaudited pro forma results

	2012	2011
Pro Forma information
Revenue	$423,653	$385,049
Loss from operations	(21,462)	(48,406)
Net loss	(3,458)	(44,806)

Basic loss per share (in dollars)	$(0.11)	$(1.43)
Diluted loss per share (in dollars)	$(0.11)	$(1.43)

DISPOSITION OF AIRCARD BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
DISPOSITION OF AIRCARD BUSINESS
Schedule of assets and liabilities held for sale

2012
Inventories	$8,731
Prepaids	10,847
Property and equipment	7,489
Intangible assets	1,317
Goodwill	25,956
Assets held for sale	$54,340

Inventory commitment reserve	$2,282
Product warranties	1,589
Marketing development funds	5,742
Other	740
Liabilities held for sale	$10,353

Schedule of results related to the AirCard business presented as discontinued operations in the statement of earnings

	2012	2011	2010
Revenue	$246,845	$245,010	$292,336
Cost of goods sold	177,147	183,300	223,377
Gross margin	$69,698	$61,710	$68,959
Gross margin %	28.2%	25.2%	23.6%
Expenses	36,653	37,369	36,608
Earnings from operations	33,045	24,341	32,351
Net earnings from discontinued operations	$31,401	$21,338	$20,174

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of components of accounts receivable

	2012	2011
Trade receivables	$96,779	$101,130
Less: allowance for doubtful accounts	(2,435)	(3,642)
	94,344	97,488
Sales taxes receivable	2,594	1,825
Other receivables	11,686	8,054
	$108,624	$107,367

Schedule of movement in the allowance for doubtful accounts
	2012	2011
Balance, beginning of year	$3,642	$4,606
Bad debt expense	386	(83)
Write-offs and settlements	(1,608)	(827)
Foreign exchange	15	(54)
	$2,435	$3,642

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of components of inventories
	2012	2011

Electronic components	$7,206	$4,826
Finished goods	5,469	11,342
	$12,675	$16,168

PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
PREPAIDS AND OTHER
Schedule of components of prepaids and other
	2012	2011
Inventory advances	$17,613	$16,486
Insurance and licenses	2,374	2,024
Other	4,265	2,164
	$24,252	$20,674

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	2012
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,557	$3,755	$802
Research and development equipment	21,875	16,504	5,371
Tooling	25,000	17,577	7,423
Computer equipment	7,614	6,048	1,566
Software	9,358	7,863	1,495
Leasehold improvements	4,973	3,070	1,903
Leased vehicles	1,206	587	619
Office equipment	3,144	2,284	860
	$77,727	$57,688	$20,039

	2011
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,799	$3,856	$943
Research and development equipment	37,106	29,204	7,902
Tooling	44,149	37,298	6,851
Computer equipment	8,390	6,764	1,626
Software	9,352	7,338	2,014
Leasehold improvements	5,141	3,955	1,186
Leased vehicles	1,126	546	580
Office equipment	3,076	2,091	985
	$113,139	$91,052	$22,087

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of components of intangible assets

	2012
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,466	$5,317	$10,149
Licenses	61,660	42,134	19,526
Intellectual property	7,006	6,995	11
Customer relationships	45,065	23,474	21,591
Backlog	1,823	538	1,285
Non-compete	2,827	2,827	—
In-process research and development	6,524	2,729	3,795
	$140,371	$84,014	$56,357

	2011
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$10,822	$5,368	$5,454
Licenses	58,842	33,325	25,517
Intellectual property	6,856	6,614	242
Customer relationships	26,565	18,499	8,066
Non-compete	2,764	2,764	—
In-process research and development	5,419	2,141	3,278
	$111,268	$68,711	$42,557

Schedule of estimated annual amortization expense
2013	$16,348
2014	10,700
2015	5,355
2016	4,048
2017	3,758

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2012	2011
Balance at beginning of year	$89,961	$90,953
Goodwill acquired during year (note 5)	31,107	—
Goodwill allocated to discontinued operations (note 6)	(25,956)	—
Foreign currency translation adjustments	2,849	(992)
	$97,961	$89,961

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of components of accounts payable and accrued liabilities

	2012	2011
Trade payables	$64,351	$62,260
Inventory commitment reserve	1,465	3,443
Accrued royalties	22,450	15,053
Accrued payroll and related liabilities	11,461	9,770
Taxes payable (including sales taxes)	9,181	9,849
Product warranties	4,169	4,537
Marketing development funds	38	5,323
Other	15,101	13,312
	$128,216	$123,547

LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM OBLIGATIONS
Schedule of components of long-term obligations
	2012	2011
Accrued royalties	$23,566	$18,442
Marketing development funds	—	4,668
Other	2,960	2,033
	$26,526	$25,143

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of earnings (loss) before income taxes

	2012	2011	2010
Continuing operations:
Canadian	$24,802	$(22,099)	$(10,799)
Foreign	(43,878)	(32,579)	(39,159)
	(19,076)	(54,678)	(49,958)
Discontinued operations:
Canadian	15,617	5,898	6,456
Foreign	17,428	18,443	25,895
	33,045	24,341	32,351
Earnings (loss) before income taxes	$13,969	$(30,337)	$(17,607)

Schedule of income tax expense (recovery)

	2012	2011	2010
Canadian:
Current	$(106)	$123	$—
Deferred	(14,268)	1,981	(71)
	(14,374)	2,104	(71)
Foreign:
Current	219	1,815	379
Deferred	925	(4,884)	(3,116)
	1,144	(3,069)	(2,737)
Total:
Current	113	1,938	379
Deferred	(13,343)	(2,903)	(3,187)
	$(13,230)	$(965)	$(2,808)

Schedule of classification of income tax expense (recovery)

Classification:
Income tax (recovery) — continuing operations	(14,874)	(3,968)	(14,985)
Income tax expense — discontinued operations	1,644	3,003	12,177
	$(13,230)	$(965)	$(2,808)

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision

	2012	2011	2010
Income tax expense (recovery) at Canadian statutory income tax rates	$3,499	$(8,023)	$(6,288)
Increase (decrease) in income taxes for:
Permanent and other differences	(5,279)	6,335	3,178
Change in statutory/foreign tax rates	(2,762)	(1,973)	(1,470)
Change in valuation allowance	(10,358)	1,805	(9,223)
Stock-based compensation expense	1,603	891	1,125
Adjustment to prior years	67	—	6,347
Foreign exchange gain adjustment	—	—	3,523
Income tax expense (recovery)	$(13,230)	$(965)	$(2,808)

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities

	2012	2011
Future income tax assets
Property and equipment	$4,165	$3,032
Non capital loss carry-forwards	70,824	64,980
Capital loss carry-forwards	2,655	2,607
Scientific research and development expenses and credits	36,961	38,640
Reserves and other	8,974	11,075
	123,579	120,334
Future income tax liabilities
Acquired intangibles	2,920	9,893
	120,659	110,441
Valuation allowance	94,880	98,268
	$25,779	$12,173

	2012	2011
Classification:
Assets
Current	$22,199	$6,540
Non-current	3,880	6,205
Liabilities
Current	—	(336)
Non-current	(300)	(236)
	$25,779	$12,173

Schedule of reconciliation of the total amounts of unrecognized tax benefits

	2012	2011
Unrecognized tax benefits, beginning of year	$9,464	$8,754
Increases (decreases) — tax positions taken in prior periods	55	1,508
Increases — tax positions taken in current period	(238)	—
Settlements and lapse of statute of limitations	(1,054)	(798)
Unrecognized tax benefits, end of year	$8,227	$9,464

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of components of accumulated other comprehensive loss, net of taxes

	2012	2011
Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(6,912)	(7,450)
	$(7,462)	$(8,000)

RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT
Schedule of components of research and development costs
	2012	2011	2010
Gross research and development	$64,346	$63,424	$63,020
Government tax credits	(2,561)	(2,521)	(2,130)
	$61,785	$60,903	$60,890

RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
RESTRUCTURING
Schedule of the activity in the restructuring liability

	2012
	Workforce Reduction	Facilities	Total
Balance, beginning of year	$625	$562	$1,187
Expensed in year	2,167	84	2,251
Disbursements	(2,340)	(464)	(2,804)
Adjustments	(21)	—	(21)
Foreign exchange	41	—	41
Balance, end of year	$472	$182	$654

Classification:
Accounts payable and accrued liabilities	$472	$149	$621
Other long term obligations	—	33	33
	$472	$182	$654

By restructuring initiative:
April 2012	$433	$—	$433
May 2009	—	182	182
Wavecom S.A. and prior	39	—	39
	$472	$182	$654

	2011
	Workforce Reduction	Facilities	Total
Balance, beginning of period	$1,975	$1,771	$3,746
Expensed in year	1,201	(364)	837
Disbursements	(2,321)	(861)	(3,182)
Adjustments	(224)	11	(213)
Foreign exchange	(6)	5	(1)
Balance, end of period	$625	$562	$1,187

Classification:
Accounts payable and accrued liabilities	$625	$396	$1,021
Other long term obligations	—	166	166
	$625	$562	$1,187

By restructuring initiative:
September 2010	$377	$—	$377
May 2009	—	562	562
Wavecom S.A. and prior	248	—	248
	$625	$562	$1,187

OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE)
Schedule of components of other income (expense)
	2012	2011	2010
Gain (loss) on disposal of property, equipment, and intangibles	$(107)	$(40)	$95
Interest income	108	199	202
Interest expense	(197)	(124)	(538)
	$(196)	$35	$(241)

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule of reconciliation between basic and diluted earnings (loss) per share
	2012	2011	2010
Net earnings (loss) attributable to the company	$27,199	$(29,315)	$(14,541)
Weighted average shares used in computation of:
Basic	30,788	31,275	31,083
Assumed conversion	—	—	—
Diluted	30,788	31,275	31,083
Earnings (loss) per share attributable to the company’s common shareholders (in dollars):
Basic	$0.88	$(0.94)	$(0.47)
Diluted	$0.88	$(0.94)	$(0.47)

STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLANS
Schedule of stock-based compensation expense
	2012	2011	2010
Cost of goods sold	$304	$385	$492
Sales and marketing	1,149	1,075	1,199
Research and development	1,341	1,110	861
Administration	2,987	2,928	2,913
Restructuring	—	—	540
Continuing operations	5,781	5,498	6,005
Discontinued operations	932	951	951
	$6,713	$6,449	$6,956
Stock option plan	$2,121	$2,844	$3,359
Restricted stock plan	4,592	3,605	3,597
	$6,713	$6,449	$6,956

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model

	2012	2011	2010
Risk-free interest rate	0.85%	2.07%	1.90%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	57%	60%	60%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$3.42	$5.11	$4.21

Schedule of stock option activity

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Shares	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2009	2,158,088	13.51	12.83	2.5	3,246
Granted	698,972	9.12	8.76
Exercised	(173,879)	6.38	6.18		792
Forfeited	(423,453)	12.36	11.84
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705
Granted	636,963	7.85	7.82
Exercised	(85,051)	5.16	5.12		297
Forfeited	(493,910)	17.58	17.42
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735

Schedule of stock options outstanding and exercisable
	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number Of options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $7.93 U.S. $3.95 – $7.86 Cdn	601,145	3.1	6.68	6.73	185,921	4.57	4.61
$7.94 – $9.16 U.S. $7.87 – $9.09 Cdn	568,076	3.0	8.27	8.34	232,003	8.52	8.59
$9.17 – $11.10 U.S. $9.10 – $11.02 Cdn	486,416	2.8	10.20	10.27	267,013	10.02	10.10
$11.11 – $19.40 U.S. $11.03 – $19.25 Cdn	700,240	1.4	13.74	13.85	536,011	14.56	14.67
	2,355,877	2.5	9.89	9.96	1,220,948	10.90	10.98

Schedule of restricted stock unit activity

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2009	975,884	6.88	6.53	1.9	10,349
Granted	328,496	9.10	8.75
Vested	(443,610)	8.21	7.82		4,159
Forfeited	(32,779)	6.56	6.29
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.43	1.3	6,346
Granted	856,784	7.89	7.89
Vested	(499,038)	7.67	7.67		3,835
Forfeited	(36,780)	9.09	9.00
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Outstanding – vested and not settled	7,648
Outstanding – unvested	1,217,347
Outstanding, December 31, 2012	1,224,995

NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST
Schedule of effect of changes in ownership interest of Wavecom on company's equity
	2012	2011	2010
Net earnings (loss) attributable to the Company	$27,199	$(29,315)	$(14,541)
Transfer (to) from non-controlling interest:
Increase on issuance of free shares	—	(796)	(229)
	$27,199	$(30,111)	$(14,770)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of minimum future payments under operating leases for the entity's continuing operations
2013	$4,429
2014	4,092
2015	3,630
2016	3,597
2017	3,487
Subsequent years	10,876
$30,111

Schedule of the changes in the liability for product warranties
	2012	2011
Balance, beginning of year	$4,537	$4,059
Provisions	9,399	7,254
Expenditures	(8,178)	(6,776)
Liability held for sale	(1,589)	—
Balance, end of year	$4,169	$4,537

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
Schedule of revenue by segment

REVENUE BY SEGMENT

	Year ended December 31, 2012
	Machine- to-Machine	Mobile Computing	Total

Revenue	$335,990	$61,331	$397,321
Cost of goods sold	224,229	47,818	272,047
Gross margin	$111,761	$13,513	$125,274
Gross margin %	33.3%	22.0%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

	Year ended December 31, 2011
	Machine- to-Machine	Mobile Computing	Total

Revenue	$293,219	$39,956	$333,175
Cost of goods sold	198,271	33,164	231,435
Gross margin	$94,948	$6,792	$101,740
Gross margin %	32.4%	17.0%	30.5%
Expenses			155,993
Loss from operations			$(54,253)
Total assets			$422,887

	Year ended December 31, 2010
	Machine- to-Machine	Mobile Computing	Total

Revenue	$332,445	$25,560	$358,005
Cost of goods sold	n/a	n/a	236,599
Gross margin	n/a	n/a	$121,406
Gross margin %	n/a	n/a	33.9%
Expenses			164,123
Loss from operations			$(42,717)
Total assets			$469,568

Schedule of revenue by geographical region

REVENUE BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$101,240	$83,890	$82,478
Europe, Middle East and Africa	79,904	90,724	79,045
Asia-Pacific	216,177	158,561	196,482
	$397,321	$333,175	$358,005

Schedule of revenue by product

REVENUE BY PRODUCT

	2012	2011	2010
Machine-to-Machine
AirPrime Embedded Wireless Modules for M2M	$279,324	$242,791	$274,964
AirLink Intelligent Gateways and Routers	46,699	39,013	48,626
AirVantage M2M Cloud Platform and Other	9,967	11,415	8,855
	335,990	293,219	332,445
Mobile Computing
AirPrime Embedded Wireless Modules for PC OEM	61,133	39,422	23,420
Other	198	534	2,140
	61,331	39,956	25,560
	$397,321	$333,175	$358,005

Schedule of property and equipment by geographical region

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$8,169	$14,108	$14,609
Europe, Middle East and Africa	8,580	5,197	4,831
Asia-Pacific	3,290	2,782	3,195
	$20,039	$22,087	$22,635

NATURE OF OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010 item
NATURE OF OPERATIONS
Number of reportable segments	2	1

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures | Minimum
Property and equipment
Estimated economic lives	3 years
Furniture and fixtures | Maximum
Property and equipment
Estimated economic lives	5 years
Research and development equipment | Minimum
Property and equipment
Estimated economic lives	3 years
Research and development equipment | Maximum
Property and equipment
Estimated economic lives	10 years
Production equipment | Minimum
Property and equipment
Estimated economic lives	3 years
Production equipment | Maximum
Property and equipment
Estimated economic lives	5 years
Tooling | Minimum
Property and equipment
Estimated economic lives	1 year 6 months
Tooling | Maximum
Property and equipment
Estimated economic lives	3 years
Computer equipment | Minimum
Property and equipment
Estimated economic lives	1 year
Computer equipment | Maximum
Property and equipment
Estimated economic lives	5 years
Software | Minimum
Property and equipment
Estimated economic lives	1 year
Software | Maximum
Property and equipment
Estimated economic lives	5 years
Office equipment | Minimum
Property and equipment
Estimated economic lives	3 years
Office equipment | Maximum
Property and equipment
Estimated economic lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012 item
Goodwill
Number of reporting units	3
Patents and trademarks | Minimum
Intangible assets
Estimated useful life	3 years
Patents and trademarks | Maximum
Intangible assets
Estimated useful life	5 years
License fees | Minimum
Intangible assets
Estimated useful life	3 years
License fees | Maximum
Intangible assets
Estimated useful life	10 years
Intellectual property, customer relationships and databases | Minimum
Intangible assets
Estimated useful life	3 years
Intellectual property, customer relationships and databases | Maximum
Intangible assets
Estimated useful life	13 years

ACQUISITION OF M2M BUSINESS OF SAGEMCOM (Details)	12 Months Ended			5 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 M2M business of Sagemcom USD ($)	Dec. 31, 2012 M2M business of Sagemcom EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Patents USD ($)	Dec. 31, 2012 M2M business of Sagemcom Patents EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Customer relationships USD ($)	Dec. 31, 2012 M2M business of Sagemcom Customer relationships EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Customer relationships Minimum	Dec. 31, 2012 M2M business of Sagemcom Customer relationships Maximum	Dec. 31, 2012 M2M business of Sagemcom Backlog USD ($)	Dec. 31, 2012 M2M business of Sagemcom Backlog EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Backlog Minimum	Dec. 31, 2012 M2M business of Sagemcom Backlog Maximum	Dec. 31, 2012 M2M business of Sagemcom In-process research and development USD ($)	Dec. 31, 2012 M2M business of Sagemcom In-process research and development EUR (€)
ACQUISITION
Cash consideration				$ 55,200,000	€ 44,900,000
Liabilities assumed				4,800,000	3,900,000
Assets acquired
Inventory				967,000	786,000
Machinery and equipment				1,788,000	1,454,000
Identifiable intangible assets				26,160,000	21,272,000
Goodwill				31,107,000	25,295,000
Total				60,022,000	48,807,000
Liabilities assumed
Accrued liabilities				2,999,000	2,439,000
Long-term obligations				1,805,000	1,468,000
Fair value of net assets acquired				55,218,000	44,900,000
Purchased identifiable intangible assets
Estimated useful life						8 years	8 years			8 years	13 years			1 year	2 years	5 years	5 years
Intangible assets acquired	26,160,000		21,272,000			6,468,000	5,259,000	17,078,000	13,887,000			1,699,000	1,382,000			915,000	744,000
Amounts of revenue and net earnings included in consolidated statements of operations from the acquisition date
Revenue				20,133,000
Net earnings				1,358,000
Pro Forma information
Revenue	423,653,000	385,049,000
Loss from operations	(21,462,000)	(48,406,000)
Net loss	$ (3,458,000)	$ (44,806,000)
Basic loss per share (in dollars per share)	$ (0.11)	$ (1.43)
Diluted loss per share (in dollars per share)	$ (0.11)	$ (1.43)

DISPOSITION OF AIRCARD BUSINESS (Details) (USD $)	12 Months Ended													0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 AirCard business item	Dec. 31, 2011 AirCard business item	Dec. 31, 2010 AirCard business item	Dec. 31, 2012 AirCard business Significant customer one	Dec. 31, 2011 AirCard business Significant customer one	Dec. 31, 2010 AirCard business Significant customer one	Dec. 31, 2012 AirCard business Significant customer two	Dec. 31, 2011 AirCard business Significant customer two	Dec. 31, 2010 AirCard business Significant customer two	Dec. 31, 2011 AirCard business Significant customer three	Jan. 28, 2013 AirCard business Forecast item
Disposition of AirCard business
Consideration for sale of business in cash plus assumed liabilities														$ 138,000,000
Net cash proceeds from the divesture, after related taxes, expenses and retention for indemnification														100,000,000
Number of employees to be transferred														160
Assets and liabilities held for sale
Inventories				8,731,000
Prepaids				10,847,000
Property and equipment				7,489,000
Intangible assets				1,317,000
Goodwill				25,956,000
Assets held for sale	54,340,000			54,340,000
Inventory commitment reserve				2,282,000
Product warranties				1,589,000
Marketing development funds				5,742,000
Other				740,000
Liabilities held for sale	10,353,000			10,353,000
Results related to the disposal group
Revenue				246,845,000	245,010,000	292,336,000
Cost of goods sold				177,147,000	183,300,000	223,377,000
Gross margin				69,698,000	61,710,000	68,959,000
Gross margin (as a percent)				28.20%	25.20%	23.60%
Expenses				36,653,000	37,369,000	36,608,000
Earnings from operations	33,045,000	24,341,000	32,351,000	33,045,000	24,341,000	32,351,000
Net earnings from discontinued operations (note 6)	31,401,000	21,338,000	20,174,000	31,401,000	21,338,000	20,174,000
Number of significant customers				2	3	2
Sales							$ 88,689,000	$ 77,216,000	$ 105,469,000	$ 73,091,000	$ 68,361,000	$ 65,691,000	$ 66,001,000

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of accounts receivable
Accounts receivables, net	$ 108,624	$ 107,367
Trade receivables
Components of accounts receivable
Accounts receivable, gross	96,779	101,130
Less: allowance for doubtful accounts	(2,435)	(3,642)	(4,606)
Accounts receivables, net	94,344	97,488
Sales taxes receivable
Components of accounts receivable
Accounts receivable, gross	2,594	1,825
Other receivables
Components of accounts receivable
Accounts receivable, gross	$ 11,686	$ 8,054

ACCOUNTS RECEIVABLE (Details 2) (Trade receivables, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trade receivables
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 3,642	$ 4,606
Bad debt expense	386	(83)
Write-offs and settlements	(1,608)	(827)
Foreign exchange	15	(54)
Balance, end of year	$ 2,435	$ 3,642

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Electronic components	$ 7,206	$ 4,826
Finished goods	5,469	11,342
Inventories	$ 12,675	$ 16,168

PREPAIDS AND OTHER (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAIDS AND OTHER
Inventory advances	$ 17,613	$ 16,486
Insurance and licenses	2,374	2,024
Other	4,265	2,164
Prepaids and other	$ 24,252	$ 20,674

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT
Cost	$ 77,727	$ 113,139
Accumulated amortization	57,688	91,052
Net book value	20,039	22,087	22,635
Amortization expense relating to property and equipment, including discontinued operations	12,583	14,528	17,638
Furniture and fixtures
PROPERTY AND EQUIPMENT
Cost	4,557	4,799
Accumulated amortization	3,755	3,856
Net book value	802	943
Research and development equipment
PROPERTY AND EQUIPMENT
Cost	21,875	37,106
Accumulated amortization	16,504	29,204
Net book value	5,371	7,902
Tooling
PROPERTY AND EQUIPMENT
Cost	25,000	44,149
Accumulated amortization	17,577	37,298
Net book value	7,423	6,851
Computer equipment
PROPERTY AND EQUIPMENT
Cost	7,614	8,390
Accumulated amortization	6,048	6,764
Net book value	1,566	1,626
Software
PROPERTY AND EQUIPMENT
Cost	9,358	9,352
Accumulated amortization	7,863	7,338
Net book value	1,495	2,014
Leasehold improvements
PROPERTY AND EQUIPMENT
Cost	4,973	5,141
Accumulated amortization	3,070	3,955
Net book value	1,903	1,186
Leased vehicles
PROPERTY AND EQUIPMENT
Cost	1,206	1,126
Accumulated amortization	587	546
Net book value	619	580
Office equipment
PROPERTY AND EQUIPMENT
Cost	3,144	3,076
Accumulated amortization	2,284	2,091
Net book value	$ 860	$ 985

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Cost	$ 111,268	$ 140,371	$ 111,268
Accumulated amortization	68,711	84,014	68,711
Net book value	42,557	56,357	42,557
Estimated annual amortization expense
2013		16,348
2014		10,700
2015		5,355
2016		4,048
2017		3,758
Impairment charge	11,214		11,214
Amortization expense relating to intangible assets, including discontinued operations		16,007	17,858	17,352
Net carrying amount of intangible assets, not subject to amortization		1,260
Patents and trademarks
INTANGIBLE ASSETS
Cost	10,822	15,466	10,822
Accumulated amortization	5,368	5,317	5,368
Net book value	5,454	10,149	5,454
Licenses
INTANGIBLE ASSETS
Cost	58,842	61,660	58,842
Accumulated amortization	33,325	42,134	33,325
Net book value	25,517	19,526	25,517
Intellectual property
INTANGIBLE ASSETS
Cost	6,856	7,006	6,856
Accumulated amortization	6,614	6,995	6,614
Net book value	242	11	242
Customer relationships
INTANGIBLE ASSETS
Cost	26,565	45,065	26,565
Accumulated amortization	18,499	23,474	18,499
Net book value	8,066	21,591	8,066
Backlog
INTANGIBLE ASSETS
Cost		1,823
Accumulated amortization		538
Net book value		1,285
Non-compete
INTANGIBLE ASSETS
Cost	2,764	2,827	2,764
Accumulated amortization	2,764	2,827	2,764
In-process research and development
INTANGIBLE ASSETS
Cost	5,419	6,524	5,419
Accumulated amortization	2,141	2,729	2,141
Net book value	$ 3,278	$ 3,795	$ 3,278

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 89,961	$ 90,953
Goodwill acquired during year (note 5)	31,107
Goodwill allocated to discontinued operations (note 6)	(25,956)
Foreign currency translation adjustments	2,849	(992)
Balance at end of year	$ 97,961	$ 89,961

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 64,351	$ 62,260
Inventory commitment reserve	1,465	3,443
Accrued royalties	22,450	15,053
Accrued payroll and related liabilities	11,461	9,770
Taxes payable (including sales taxes)	9,181	9,849
Product warranties	4,169	4,537
Marketing development funds	38	5,323
Other	15,101	13,312
Total	$ 128,216	$ 123,547

LONG-TERM OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM OBLIGATIONS
Accrued royalties	$ 23,566	$ 18,442
Marketing development funds		4,668
Other	2,960	2,033
Total	$ 26,526	$ 25,143

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing operations:
Canadian	$ 24,802	$ (22,099)	$ (10,799)
Foreign	(43,878)	(32,579)	(39,159)
Loss before income taxes	(19,076)	(54,678)	(49,958)
Discontinued operations:
Canadian	15,617	5,898	6,456
Foreign	17,428	18,443	25,895
Earnings (loss) before income taxes from discontinued operations	33,045	24,341	32,351
Earnings (loss) before income taxes	13,969	(30,337)	(17,607)
Canadian:
Current	(106)	123
Deferred	(14,268)	1,981	(71)
Total	(14,374)	2,104	(71)
Foreign:
Current	219	1,815	379
Deferred	925	(4,884)	(3,116)
Total	1,144	(3,069)	(2,737)
Total:
Current	113	1,938	379
Deferred	(13,343)	(2,903)	(3,187)
Total	(13,230)	(965)	(2,808)
Classification:
Income tax (recovery) - continuing operations	(14,874)	(3,968)	(14,985)
Income tax expense - discontinued operations	1,644	3,003	12,177
Total	$ (13,230)	$ (965)	$ (2,808)

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates	$ 3,499	$ (8,023)	$ (6,288)
Increase (decrease) in income taxes for:
Permanent and other differences	(5,279)	6,335	3,178
Change in statutory/foreign tax rates	(2,762)	(1,973)	(1,470)
Change in valuation allowance	(10,358)	1,805	(9,223)
Stock-based compensation expense	1,603	891	1,125
Adjustment to prior years	67		6,347
Foreign exchange gain adjustment			3,523
Income tax expense (recovery)	$ (13,230)	$ (965)	$ (2,808)

INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future income tax assets
Property and equipment	$ 4,165	$ 3,032
Non capital loss carry-forwards	70,824	64,980
Capital loss carry-forwards	2,655	2,607
Scientific research and development expenses and credits	36,961	38,640
Reserves and other	8,974	11,075
Future income tax assets ,Total	123,579	120,334
Future income tax liabilities
Acquired intangibles	2,920	9,893
Future income tax assets net of future income tax liabilities	120,659	110,441
Valuation allowance	94,880	98,268
Total	25,779	12,173
Assets
Current	22,199	6,540
Non-current	3,880	6,205
Liabilities
Current		(336)
Non-current	(300)	(236)
Total	$ 25,779	$ 12,173

INCOME TAXES (Details 4) (Capital loss carry-forwards, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital loss carry-forward
Allowable capital loss carry-forwards	$ 11,323
AirCard business
Capital loss carry-forward
Allowable capital loss carry-forwards	$ 4,000

INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
R&D tax credit
Tax credit carried forward
Tax credit carried forward	$ 20,207
R&D tax credit | AirCard business
Tax credit carried forward
Tax credit carried forward	17,600
R&D tax credit | U.S. | U.S. subsidiary
Tax credit carried forward
Tax credit carried forward	2,015
R&D tax credit | California | U.S. subsidiary
Tax credit carried forward
Tax credit carried forward	6,396
R&D tax credit | California | U.S. subsidiary | AirCard business
Tax credit carried forward
Tax credit carried forward	2,000
R&D tax credit | France
Tax credit carried forward
Tax credit carried forward	7,298
Period after which unused tax credit may be refunded by the tax authorities	3 years
Investment tax credits | AirCard business
Tax credit carried forward
Tax credit carried forward	4,800
Investment tax credits | Federal
Tax credit carried forward
Tax credit carried forward	22,656
Investment tax credits | Provincial
Tax credit carried forward
Tax credit carried forward	$ 10,385

INCOME TAXES (Details 6) In Thousands, unless otherwise specified	Dec. 31, 2012 United States Foreign subsidiaries USD ($)	Dec. 31, 2012 United States AirCard business USD ($)	Dec. 31, 2012 Hong Kong Foreign subsidiaries USD ($)	Dec. 31, 2012 Brazil Foreign subsidiaries USD ($)	Dec. 31, 2012 Korea Foreign subsidiaries USD ($)	Dec. 31, 2012 Luxembourg Foreign subsidiaries USD ($)	Dec. 31, 2012 German Foreign subsidiaries USD ($)	Dec. 31, 2012 France Foreign subsidiaries EUR (€)	Dec. 31, 2012 France Foreign subsidiaries USD ($)
Net operating loss carry-forwards
Net operating loss carry-forwards	$ 18,479	$ 8,000	$ 139	$ 44	$ 233	$ 345	$ 73		$ 180,576
Base amount limitation of net operating loss deduction								1,000
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)								50.00%
Amount of taxable income over which the percentage limitation is applied								€ 1,000

INCOME TAXES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Unrecognized tax benefits that, if recognized, would favorably impact effective tax rate	$ 5,349	$ 6,815
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	9,464	8,754
Increases (decreases) - tax positions taken in prior periods	55	1,508
Increases - tax positions taken in current period	(238)
Settlements and lapse of statute of limitations	(1,054)	(798)
Unrecognized tax benefits, end of year	8,227	9,464
Income tax penalties and interest accrued related to unrecognized tax benefits	$ 1,488	$ 1,642

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Release of foreign currency translation relating to acquisition of non-controlling interest	$ 178	$ 178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(6,912)	(7,450)
Total	$ (7,462)	$ (8,000)

RESEARCH AND DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT
Gross research and development	$ 64,346	$ 63,424	$ 63,020
Government tax credits	(2,561)	(2,521)	(2,130)
Total	$ 61,785	$ 60,903	$ 60,890

RESTRUCTURING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 April 2012	Dec. 31, 2011 September 2010	Dec. 31, 2012 May 2009	Dec. 31, 2011 May 2009	Dec. 31, 2012 Wavecom S.A. And prior	Dec. 31, 2011 Wavecom S.A. And prior	Dec. 31, 2012 Workforce Reduction	Dec. 31, 2011 Workforce Reduction	Dec. 31, 2012 Workforce Reduction April 2012	Sep. 30, 2010 Workforce Reduction September 2010 item	Dec. 31, 2010 Workforce Reduction September 2010	Dec. 31, 2011 Workforce Reduction September 2010	Dec. 31, 2012 Workforce Reduction Wavecom S.A. And prior	Dec. 31, 2011 Workforce Reduction Wavecom S.A. And prior	Dec. 31, 2012 Facilities	Dec. 31, 2011 Facilities	Dec. 31, 2012 Facilities May 2009	Dec. 31, 2011 Facilities May 2009
Activity in restructuring liability
Balance, beginning of period	$ 1,187	$ 3,746		$ 433	$ 377	$ 182	$ 562	$ 39	$ 248	$ 625	$ 1,975				$ 377	$ 39	$ 248	$ 562	$ 1,771	$ 182	$ 562
Expensed in year	2,251	837	7,640							2,167	1,201	1,980		4,420				84	(364)
Disbursements	(2,804)	(3,182)								(2,340)	(2,321)							(464)	(861)
Adjustments	(21)	(213)								(21)	(224)								11
Foreign exchange	41	(1)								41	(6)								5
Balance, end of period	654	1,187	3,746	433	377	182	562	39	248	472	625	433			377	39	248	182	562	182	562
Classification:
Accounts payable and accrued liabilities	621	1,021								472	625							149	396
Other long term obligations	33	166																33	166
Total	$ 654	$ 1,187	$ 3,746	$ 433	$ 377	$ 182	$ 562	$ 39	$ 248	$ 472	$ 625	$ 433			$ 377	$ 39	$ 248	$ 182	$ 562	$ 182	$ 562
Other disclosures
Reduction in workforce													60

INTEGRATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEGRATION
Integration costs		$ 1,426	$ 5,110
Wavecom S.A. and prior
INTEGRATION
Integration costs		$ 1,426	$ 5,110

OTHER INCOME (EXPENSE) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME (EXPENSE)
Gain (loss) on disposal of property, equipment, and intangibles	$ (107)	$ (40)	$ 95
Interest income	108	199	202
Interest expense	(197)	(124)	(538)
OTHER INCOME (EXPENSE)	$ (196)	$ 35	$ (241)

EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
Net earnings (loss) attributable to the company	$ 27,199	$ (29,315)	$ (14,541)
Weighted average shares used in computation of:
Basic (in shares)	30,788	31,275	31,083
Diluted (in shares)	30,788	31,275	31,083
Earnings (loss) per share attributable to the company's common shareholders:
Basic (in dollars per share)	$ 0.88	$ (0.94)	$ (0.47)
Diluted (in dollars per share)	$ 0.88	$ (0.94)	$ (0.47)

SHARE CAPITAL (Details) (Common shares, USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Mar. 07, 2013	Dec. 31, 2012	Mar. 31, 2013 Maximum	Feb. 06, 2013 Maximum
SHARE CAPITAL
Shares authorized to be repurchased				1,529,687
Shares repurchased	124,300	800,000
Average price of shares repurchased (in dollars per share)		$ 7.89	$ 11.08

STOCK-BASED COMPENSATION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense:
Stock-based compensation expense	$ 6,713	$ 6,449	$ 6,956
Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	5,781	5,498	6,005
Discontinued operations
Stock-based compensation expense:
Stock-based compensation expense	932	951	951
Stock option plan
Stock-based compensation expense:
Stock-based compensation expense	2,121	2,844	3,359
Restricted stock plan
Stock-based compensation expense:
Stock-based compensation expense	4,592	3,605	3,597
Cost of goods sold
Stock-based compensation expense:
Stock-based compensation expense	304	385	492
Sales and marketing
Stock-based compensation expense:
Stock-based compensation expense	1,149	1,075	1,199
Research and development
Stock-based compensation expense:
Stock-based compensation expense	1,341	1,110	861
Administration
Stock-based compensation expense:
Stock-based compensation expense	2,987	2,928	2,913
Restructuring
Stock-based compensation expense:
Stock-based compensation expense			$ 540

STOCK-BASED COMPENSATION PLANS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2012 Stock options CAD	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CAD	Dec. 31, 2010 Stock options USD ($)	Dec. 31, 2010 Stock options CAD	Dec. 31, 2009 Stock options USD ($)	Dec. 31, 2009 Stock options CAD	Dec. 31, 2012 Stock options Maximum	Dec. 31, 2012 Stock option plan
STOCK-BASED COMPENSATION PLANS
Percentage of the number of issued and outstanding common shares available for issue if the lesser of two alternatives										10.00%
Number of issued and outstanding common shares available for issue if the lesser of two alternatives										7,000,000
Common shares available for future allocation under the plan										703,365
Vesting period	4 years	4 years	4 years	4 years	4 years	4 years
Percentage of the award vesting at first anniversary	25.00%	25.00%
Expiration term									5 years
Assumptions used in estimating the fair value of share options on the date of grant using the Black-Scholes option-pricing model
Risk-free interest rate (as a percent)	0.85%	0.85%	2.07%	2.07%	1.90%	1.90%
Annual dividends per share (in dollars per Share)
Expected stock price volatility (as a percent)	57.00%	57.00%	60.00%	60.00%	60.00%	60.00%
Expected option life	4 years	4 years	4 years	4 years	4 years	4 years
Estimated forfeiture rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Average fair value of options granted (in dollars per share)	$ 3.42		$ 5.11		$ 4.21
Number of Shares
Outstanding at the beginning of the period (in shares)	2,297,875	2,297,875	2,259,728	2,259,728	2,158,088	2,158,088
Granted (in shares)	636,963	636,963	658,452	658,452	698,972	698,972
Exercised (in shares)	(85,051)	(85,051)	(83,906)	(83,906)	(173,879)	(173,879)
Forfeited (in shares)	(493,910)	(493,910)	(536,399)	(536,399)	(423,453)	(423,453)
Outstanding at the end of the period (in shares)	2,355,877	2,355,877	2,297,875	2,297,875	2,259,728	2,259,728	2,158,088	2,158,088
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 11.86	12.11	$ 12.54	12.51	$ 12.83	13.51
Granted (in dollars per share)	$ 7.82	7.85	$ 10.89	10.88	$ 8.76	9.12
Exercised (in dollars per share)	$ 5.12	5.16	$ 6.19	6.06	$ 6.18	6.38
Forfeited (in dollars per share)	$ 17.42	17.58	$ 13.97	13.91	$ 11.84	12.36
Outstanding at the end of the period (in dollars per share)	$ 9.96	9.89	$ 11.86	12.11	$ 12.54	12.51	$ 12.83	13.51
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days	2 years 6 months	2 years 6 months
Outstanding at the end of the period	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days	2 years 6 months	2 years 6 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 705		$ 7,878		$ 3,246
Exercised (in dollars)	297		417		792
Outstanding at the end of the period (in dollars)	$ 735		$ 705		$ 7,878		$ 3,246

STOCK-BASED COMPENSATION PLANS (Details 3) (Stock options) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Range of exercise prices $3.98 - $7.93 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices $3.95 - $7.86 Cdn CAD	Dec. 31, 2012 Range of exercise prices $7.94 - $9.16 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices $7.87 - $9.09 Cdn CAD	Dec. 31, 2012 Range of exercise prices $9.17 - $11.10 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices $9.10 - $11.02 Cdn CAD	Dec. 31, 2012 Range of exercise prices $11.11 - $19.40 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices 11.03 - $19.25 Cdn CAD
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)					$ 3.98	3.95	$ 7.94	7.87	$ 9.17	9.1	$ 11.11	11.03
Exercise price, high end of range (in dollars per share)					$ 7.93	7.86	$ 9.16	9.09	$ 11.1	11.02	$ 19.4	19.25
Options Outstanding
Number Of Options (in shares)	2,355,877	2,355,877			601,145	601,145	568,076	568,076	486,416	486,416	700,240	700,240
Weighted Average Remaining Option Life	2 years 6 months	2 years 6 months			3 years 1 month 6 days	3 years 1 month 6 days	3 years	3 years	2 years 9 months 18 days	2 years 9 months 18 days	1 year 4 months 24 days	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.96	9.89			$ 6.73	6.68	$ 8.34	8.27	$ 10.27	10.2	$ 13.85	13.74
Options Exercisable
Number Of options Exercisable (in shares)	1,220,948	1,220,948			185,921	185,921	232,003	232,003	267,013	267,013	536,011	536,011
Weighted Average Exercise Price (in dollars per share)	$ 10.98	10.9			$ 4.61	4.57	$ 8.59	8.52	$ 10.1	10.02	$ 14.67	14.56
Other disclosures
Unrecognized stock-based compensation cost (in dollars)	$ 3,836		$ 3,969	$ 3,782
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 24 days	2 years 4 months 24 days	2 years 7 months 6 days	2 years 2 months 12 days

STOCK-BASED COMPENSATION PLANS (Details 4) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 RSUs USD ($)	Dec. 31, 2012 RSUs CAD	Dec. 31, 2011 RSUs USD ($)	Dec. 31, 2011 RSUs CAD	Dec. 31, 2010 RSUs USD ($)	Dec. 31, 2010 RSUs CAD	Dec. 31, 2009 RSUs USD ($)	Dec. 31, 2009 RSUs CAD	Dec. 31, 2012 Restricted stock plan RSUs USD ($)	Dec. 31, 2011 Restricted stock plan RSUs USD ($)	Dec. 31, 2010 Restricted stock plan RSUs USD ($)	Dec. 31, 2012 Restricted stock plan RSUs France	Dec. 31, 2012 Market based RSPs plan	Dec. 31, 2012 Market based RSPs United States plan	Dec. 31, 2012 Treasury based RSPs RSUs
STOCK-BASED COMPENSATION PLANS
Number of plans													2	1
Maximum number of common shares issued															1,000,000
Vesting period									3 years			2 years
Vesting rights (as a percent)									0.3333
Additional tax holding period												2 years
Unvested awards outstanding (in shares)	1,217,347	1,217,347							1,217,347
Vested awards outstanding (in shares)									7,648
Number of RSUs
Outstanding at the beginning of the period (in shares)	904,029	904,029	827,991	827,991	975,884	975,884
Granted (in shares)	856,784	856,784	486,343	486,343	328,496	328,496
Vested (in shares)	(499,038)	(499,038)	(379,121)	(379,121)	(443,610)	(443,610)
Forfeited (in shares)	(36,780)	(36,780)	(31,184)	(31,184)	(32,779)	(32,779)
Outstanding at the end of the period (in shares)	1,224,995	1,224,995	904,029	904,029	827,991	827,991	975,884	975,884
Outstanding - vested and not settled (in shares)	7,648	7,648
Outstanding - unvested (in shares)	1,217,347	1,217,347							1,217,347
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 8.43	8.94	$ 6.83	6.81	$ 6.53	6.88
Granted (in dollars per share)	$ 7.89	7.89	$ 10.84	10.83	$ 8.75	9.1
Vested (in dollars per share)	$ 7.67	7.67	$ 11.11	11.1	$ 7.82	8.21
Forfeited (in dollars per share)	$ 9	9.09	$ 8.43	8.54	$ 6.29	6.56
Outstanding at the end of the period (in dollars per share)	$ 8.68	8.71	$ 8.43	8.94	$ 6.83	6.81	$ 6.53	6.88
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 10 months 24 days	1 year 10 months 24 days
Outstanding at the end of the period	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 10 months 24 days	1 year 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 6,346		$ 12,346		$ 10,349
Vested (in dollars)	3,835		4,170		4,159				3,835	4,170	4,159
Outstanding at the end of the period (in dollars)	9,746		6,346		12,346		10,349
Additional disclosures
Unrecognized stock-based compensation cost (in dollars)	$ 5,950		$ 4,176		$ 2,972
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 7 months 6 days	1 year 7 months 6 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 7 months 6 days	1 year 7 months 6 days

NON-CONTROLLING INTEREST (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Wavecom S.A. and prior USD ($)	Dec. 31, 2012 Wavecom S.A. and prior EUR (€)	Dec. 31, 2011 Wavecom S.A. and prior USD ($)	Dec. 31, 2010 Wavecom S.A. and prior USD ($)
NON-CONTROLLING INTEREST
Price per share under call/put agreement (in euros per share)					€ 8.5
Number of shares acquired				4,250	4,250
Price of share acquired (in euros per share)					€ 8.5
Obligation for remaining number of shares				500	500
Net earnings (loss) attributable to the Company	$ 27,199	$ (29,315)	$ (14,541)	$ 27,199		$ (29,315)	$ (14,541)
Increase on issuance of free shares		(1,787)	(1,553)			(796)	(229)
Net earnings (loss)	$ 27,199	$ (29,372)	$ (14,799)	$ 27,199		$ (30,111)	$ (14,770)

FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 M2M business of Sagemcom USD ($)	Dec. 31, 2012 M2M business of Sagemcom EUR (€)	Jul. 23, 2012 M2M business of Sagemcom USD ($)	Jul. 23, 2012 M2M business of Sagemcom EUR (€)	Oct. 31, 2012 Old Revolving Facility USD ($)	Oct. 31, 2012 New revolving facility USD ($)	Dec. 31, 2012 Performance bonds item	Dec. 31, 2012 Performance bonds June 2014 EUR (€) item	Dec. 31, 2012 Performance bonds May 2013 USD ($)	Dec. 31, 2011 Performance bonds May 2013 USD ($)	Dec. 31, 2012 Letter of credit USD ($)
FAIR VALUE MEASUREMENT
Carrying value of short-term investments	$ 9,347,000
Notional amount of foreign currency forward exchange contracts				56,300,000	45,000,000
The acquisition of the M2M business of Sagemcom settled.		55,200,000	44,900,000
Realized loss		1,761,000
Maximum borrowing capacity						10,000,000	50,000,000					1,300,000
Number of bonds issued								3
Number of bonds held									2
Face amount of debt									€ 50,000	$ 176,000	$ 176,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum future payments under operating leases
2013	$ 4,429
2014	4,092
2015	3,630
2016	3,597
2017	3,487
Subsequent years	10,876
Total	$ 30,111

COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2009 TPC USD ($)	Mar. 31, 2009 TPC CAD	Dec. 31, 2012 TPC USD ($)	Dec. 31, 2012 TPC CAD	Dec. 31, 2011 TPC USD ($)	Dec. 31, 2011 TPC CAD	Dec. 31, 2010 TPC USD ($)	Dec. 31, 2010 TPC CAD	Mar. 31, 2004 TPC CAD
Contingent liability on sale of products
Maximum funding receivable											9,540
Repayment amount			2,155	2,500
Term of program					5 years	5 years
Amount repaid					505	500	500	500	476	500
Changes in the liability for product warranties
Balance, beginning of period	4,537	4,059
Provisions	9,399	7,254
Expenditures	(8,178)	(6,776)
Liability held for sale	(1,589)
Balance, end of period	$ 4,169	$ 4,537

COMMITMENTS AND CONTINGENCIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other commitments
Purchase commitments	$ 54,850	$ 85,071
Related electronic components inventory	7,206	4,826
Electronic components inventory
Other commitments
Related electronic components inventory	$ 7,697	$ 4,239

COMMITMENTS AND CONTINGENCIES (Details 4)	1 Months Ended			1 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended
	Feb. 28, 2011 GBT item	May 31, 2010 GBT item	May 31, 2012 GBT item	Sep. 30, 2011 Mayfair Wireless, LLC item	Aug. 31, 2011 Brandywine Communications Technologies, LLC item	Jul. 31, 2011 GPNE Corp item	Oct. 31, 2010 Eon Corp. IP Holdings, LLC item	Mar. 31, 2009 MSTG Inc. item	Dec. 31, 2012 Concinnitas LLC item	Dec. 31, 2012 Wi-Lan, Inc. item	Dec. 31, 2012 Barnes and Noble, Inc. item	Jan. 31, 2013 Steelhead Licensing LLC item
COMMITMENTS AND CONTINGENCIES
Number of products against which allegations made by a lawsuit									1
Number of customers against whom a patent litigation lawsuit was filed	2	2		2	1	1	1	1			6	1
Number of lawsuits			2							2
Number of patents-in-suit related to 3G products											2

SEGMENTED INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010 item
SEGMENTED INFORMATION
Number of reportable segments	2	1

SEGMENTED INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE BY SEGMENT
Revenue	$ 397,321	$ 333,175	$ 358,005
Cost of goods sold	272,047	231,435	236,599
Gross margin	125,274	101,740	121,406
Gross margin %	31.50%	30.50%	33.90%
Expenses	147,480	155,993	164,123
Loss from operations	(22,206)	(54,253)	(42,717)
Total assets	464,763	422,887	469,568
AirCard business
REVENUE BY SEGMENT
Revenue	246,845	245,010	292,336
Gross margin	69,698	61,710	68,959
Machine - to - Machine
REVENUE BY SEGMENT
Revenue	335,990	293,219	332,445
Cost of goods sold	224,229	198,271
Gross margin	111,761	94,948
Gross margin %	33.30%	32.40%
Mobile Computing
REVENUE BY SEGMENT
Revenue	61,331	39,956	25,560
Cost of goods sold	47,818	33,164
Gross margin	$ 13,513	$ 6,792
Gross margin %	22.00%	17.00%

SEGMENTED INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	$ 397,321	$ 333,175	$ 358,005
Property and equipment	20,039	22,087	22,635
Americas
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	101,240	83,890	82,478
Property and equipment	8,169	14,108	14,609
Europe, Middle East and Africa
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	79,904	90,724	79,045
Property and equipment	8,580	5,197	4,831
Asia-Pacific
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	216,177	158,561	196,482
Property and equipment	$ 3,290	$ 2,782	$ 3,195

SEGMENTED INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE BY PRODUCT
Revenue	$ 397,321	$ 333,175	$ 358,005
Machine - to - Machine
REVENUE BY PRODUCT
Revenue	335,990	293,219	332,445
Machine - to - Machine | AirPrime Embedded Wireless Modules for M2M
REVENUE BY PRODUCT
Revenue	279,324	242,791	274,964
Machine - to - Machine | AirLink Intelligent Gateways and Routers
REVENUE BY PRODUCT
Revenue	46,699	39,013	48,626
Machine - to - Machine | AirVantage M2M Cloud Platform and Other
REVENUE BY PRODUCT
Revenue	9,967	11,415	8,855
Mobile Computing
REVENUE BY PRODUCT
Revenue	61,331	39,956	25,560
Mobile Computing | AirPrime Embedded Wireless Modules for PC OEM
REVENUE BY PRODUCT
Revenue	61,133	39,422	23,420
Mobile Computing | Other
REVENUE BY PRODUCT
Revenue	$ 198	$ 534	$ 2,140